United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-4017

                      (Investment Company Act File Number)


                             Federated Equity Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 10/31/05
                                    --------


                 Date of Reporting Period: Quarter ended 7/31/05
                              ---------------------







Item 1.           Schedule of Investments



FEDERATED CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

         Shares                                                                                                 Value

                           COMMON STOCKS--98.8%
                           Consumer Discretionary--13.8%
        831,800            Gap (The), Inc.                                                              $    17,559,298
        263,500            Harrah's Entertainment, Inc.                                                      20,747,990
        441,200            Hasbro, Inc.                                                                       9,679,928
        809,500            Hilton Hotels Corp.                                                               20,035,125
       1,469,497           Home Depot, Inc.                                                                  63,937,814
       2,566,600      (1)  Interpublic Group Cos., Inc.                                                      32,082,500
        343,642            Johnson Controls, Inc.                                                            19,738,796
        257,400            Marriott International, Inc., Class A                                             17,624,178
       1,505,290           McDonald's Corp.                                                                  46,919,889
        446,988            Nike, Inc., Class B                                                               37,457,594
        568,600            Nordstrom, Inc.                                                                   21,043,886
        861,939            Target Corp.                                                                      50,638,916
       2,265,000           Time Warner, Inc.                                                                 38,550,300
       1,427,774           Viacom, Inc., Class B                                                             47,816,151
                               TOTAL                                                                         443,832,365
                           Consumer Staples--9.0%
       1,100,650           Altria Group, Inc.                                                                73,699,524
       1,414,350           Coca-Cola Co.                                                                     61,891,956
       1,178,605           Gillette Co.                                                                      63,255,730
       1,650,409      (1)  Kroger Co.                                                                        32,760,619
        494,342            PepsiCo, Inc.                                                                     26,956,469
        300,280            Procter & Gamble Co.                                                              16,704,576
        322,290            Wal-Mart Stores, Inc.                                                             15,905,012
                               TOTAL                                                                         291,173,886
                           Energy--9.6%
       1,153,316           Chevron Corp.                                                                     66,903,861
        496,200            ConocoPhillips                                                                    31,057,158
       2,439,297           Exxon Mobil Corp.                                                                 143,308,699
        528,300            Halliburton Co.                                                                   29,611,215
        666,000       (1)  Transocean Sedco Forex, Inc.                                                      37,582,380
                               TOTAL                                                                         308,463,313
                           Financials--18.7%
        825,500            Ace Ltd.                                                                          38,146,355
        814,140            Allstate Corp.                                                                    49,874,216
        494,049            American International Group, Inc.                                                29,741,750
       1,136,036           Bank of America Corp.                                                             49,531,170
       1,356,550           Citigroup, Inc.                                                                   59,009,925
        829,922            Federal National Mortgage Association                                             46,359,443
        237,300            Franklin Resources, Inc.                                                          19,178,586
        309,900            Goldman Sachs Group, Inc.                                                         33,308,052
       1,031,405           J.P. Morgan Chase & Co.                                                           36,243,572
       1,953,700           MBNA Corp.                                                                        49,155,092
       1,121,700           Merrill Lynch & Co., Inc.                                                         65,933,526
       1,215,382           Morgan Stanley                                                                    64,476,015
        997,900            Wells Fargo & Co.                                                                 61,211,186
                               TOTAL                                                                         602,168,888
                           Healthcare--12.6%
       1,100,103           Abbott Laboratories                                                               51,297,803
       1,026,502           Baxter International, Inc.                                                        40,310,734
        204,200       (1)  Genentech, Inc.                                                                   18,241,186
        420,400            HCA, Inc.                                                                         20,704,700
        592,860            Johnson & Johnson                                                                 37,919,326
        580,400            McKesson HBOC, Inc.                                                               26,118,000
        936,716            Medtronic, Inc.                                                                   50,526,461
        665,883            Merck & Co., Inc.                                                                 20,682,326
       2,039,408           Pfizer, Inc.                                                                      54,044,312
       1,207,600           Schering Plough Corp.                                                             25,142,232
       1,332,576           Wyeth                                                                             60,965,352
                               TOTAL                                                                         405,952,432
                           Industrials--8.1%
        213,112            Caterpillar, Inc.                                                                 11,488,868
       4,042,305           General Electric Co.                                                              139,459,523
       1,694,838           Tyco International Ltd.                                                           51,641,714
        790,100            United Parcel Service, Inc.                                                       57,653,597
                               TOTAL                                                                         260,243,702
                           Information Technology--20.2%
        969,800            Analog Devices, Inc.                                                              38,016,160
       4,931,500           Applied Materials, Inc.                                                           91,035,490
       3,583,733      (1)  Cisco Systems, Inc.                                                               68,628,487
        985,725       (1)  Dell, Inc.                                                                        39,892,291
       3,063,300      (1)  EMC Corp. Mass                                                                    41,936,577
        518,568            IBM Corp.                                                                         43,279,685
       1,877,746           Intel Corp.                                                                       50,962,026
        778,362            KLA-Tencor Corp.                                                                  40,241,315
        626,900       (1)  Lam Research Corp.                                                                17,835,305
        537,300            Maxim Integrated Products, Inc.                                                   22,496,751
       4,216,329           Microsoft Corp.                                                                   107,980,186
       4,043,441      (1)  Oracle Corp.                                                                      54,909,929
        471,800            Paychex, Inc.                                                                     16,470,538
       2,016,000           Siebel Systems, Inc.                                                              16,934,400
                               TOTAL                                                                         650,619,140
                           Materials--1.9%
        825,342            Alcoa, Inc.                                                                       23,150,843
        781,200            Praxair, Inc.                                                                     38,583,468
                               TOTAL                                                                         61,734,311
                           Telecommunication Services--4.3%
       1,537,900           BellSouth Corp.                                                                   42,446,040
       2,355,124           SBC Communications, Inc.                                                          57,582,782
       1,109,291           Verizon Communications                                                            37,971,031
                               TOTAL                                                                         137,999,853
                           Utilities--0.6%
        769,100            NiSource, Inc.                                                                    18,681,439
                               TOTAL COMMON STOCKS (IDENTIFIED COST $2,711,066,541)                         3,180,869,329

                           REPURCHASE AGREEMENTS--1.3%
       21,275,000          Interest in $2,000,000,000 joint repurchase agreement with Deutsche Bank
                           Securities, Inc., 3.32%, dated 7/29/2005 to be repurchased at
                           $21,280,886 on 8/1/2005, collateralized by U.S. Government Agency
                           Obligations with various maturities to 8/1/2035, collateral market value
                           $2,049,630,426                                                                    21,275,000
       20,000,000          Interest in $20,000,000 joint repurchase agreement with Goldman Sachs &
                           Co., 3.32%, dated 7/29/2005 to be repurchased at $20,005,533 on
                           8/1/2005, collateralized by U.S. Government Agency Obligations with
                           various maturities to 7/1/2035, collateral market value $1,028,633,415            20,000,000
                               TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                               41,275,000
                               TOTAL INVESTMENTS - 100.1%
                           -------------------------------------------------------------------------
                               (IDENTIFIED COST $2,752,341,541)(2)                                          3,222,144,329
                               OTHER ASSETS AND LIABILITIES - NET - (0.1)%                                   (1,457,297)
                               TOTAL NET ASSETS - 100%                                                  $   3,220,687,032

===================================================================================================================
        1  Non-income producing security.
        2  The cost of investments for federal tax purposes was $2,752,341,541.
           The net unrealized appreciation of investments for federal tax purposes was $469,802,788. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $501,835,710 and net unrealized depreciation from investments for those securities having an excess of cost over value of $32,032,922.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.


Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.






FEDERATED KAUFMANN FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

   Shares, Units
      Held or
  Principal Amount                                                                                              Value

                             COMMON STOCKS--89.6%
                             Consumer Discretionary--18.9%
      750,000         (1)     1-800-FLOWERS.COM, Inc.                                                  $      5,595,000
     5,700,000       (1,2)    Advance Auto Parts, Inc.                                                       393,072,000
     1,000,000        (1)     Bed Bath & Beyond, Inc.                                                        45,900,000
     1,778,895               Bharat Forge Ltd.                                                               12,561,603
      784,700       (1,2,3)   Brillian Corp.                                                                  2,456,111
      200,000         (3)    Carnival Corp.                                                                  10,480,000
      200,000         (3)    Centex Corp.                                                                    14,796,000
     2,000,000      (1,2,3)   Central European Media Enterprises Ltd., Class A                               96,640,000
     2,938,500       (1,3)    Clear Media Ltd.                                                                2,627,188
      300,000       (1,2,3)   Concorde Career Colleges, Inc.                                                  4,230,000
      470,600         (1)     DSW, Inc., Class A                                                             12,470,900
     2,000,000       (1,2)    Dick's Sporting Goods, Inc.                                                    79,440,000
      550,000                Dollar General Corp.                                                            11,176,000
      925,700                Domino's Pizza, Inc.                                                            23,161,014
     1,984,000       (1,3)    Earle M. Jorgensen Co.                                                         18,252,800
     1,000,000       (1,3)    Educate, Inc.                                                                  15,455,000
      164,800        (1,3)    GSI Commerce, Inc.                                                              3,083,408
      500,000        (1,3)    Garmin Ltd.                                                                    27,445,000
      101,156         (1)    Hollywood Media Corp., Warrants                                                   263,123
      950,000         (1)     IAC Interactive Corp.                                                          25,365,000
     10,000,000       (2)    J.D. Wetherspoon PLC                                                            48,859,878
     1,000,000        (1)     Kohl's Corp.                                                                   56,350,000
     1,000,000        (1)     Lamar Advertising Co.                                                          44,010,000
      215,500         (1)     Liberty Global, Inc., Class A                                                  10,223,320
      549,900         (1)     Lodgenet Entertainment                                                          8,990,865
      435,900         (1)     Maidenform Brands, Inc.                                                         7,955,175
      920,000         (1)     New York & Company                                                             21,656,800
     1,000,000               Orient-Express Hotel Ltd.                                                       32,030,000
     1,680,000        (1)     PETCO Animal Supplies, Inc.                                                    46,821,600
     8,100,000        (2)    PETsMART, Inc.                                                                  240,975,000
      188,400         (1)     Pantaloon Retail India Ltd.                                                     6,545,425
      564,500        (1,3)    Premiere AG                                                                    19,307,721
       32,396                SKY Perfect Communications, Inc.                                                23,600,021
      300,000         (3)    Speedway Motorsports, Inc.                                                      11,847,000
      375,000         (1)     Stamps.com, Inc.                                                                6,720,000
      353,700       (1,4,5)  Submarino SA                                                                     6,136,695
      761,400         (1)     Texas Roadhouse, Inc.                                                          28,643,868
      650,000        (1,3)    Timberland Co., Class A                                                        21,697,000
      249,200         (1)     TomTom NV                                                                       8,239,430
      240,000         (3)    USS Co. Ltd.                                                                    16,053,369
     1,000,000        (1)    Williams-Sonoma, Inc.                                                           44,160,000
                                  TOTAL                                                                     1,515,293,314
                             Consumer Staples--1.8%
     1,800,000        (1)    Dean Foods Co.                                                                  64,260,000
      300,000         (1)    Shoppers Drug Mart Corp.                                                        10,048,609
      850,000       (1,4,5)  Shoppers Drug Mart Corp.                                                        28,471,059
      400,000         (1)    TreeHouse Foods, Inc.                                                           12,232,000
      190,000                Whole Foods Market, Inc.                                                        25,936,900
                                  TOTAL                                                                      140,948,568
                             Energy--3.4%
      351,600        (1,3)   Arch Coal, Inc.                                                                 20,013,072
     6,942,000        (1)     China Shenhua Energy Co. Ltd.                                                   7,367,483
      400,000                ENSCO International, Inc.                                                       16,152,000
      500,000         (3)    Kinder Morgan, Inc.                                                             44,430,000
      715,900         (1)     Nabors Industries Ltd.                                                         46,855,655
      200,000        (1,3)   Noble Corp.                                                                     13,436,000
      200,000        (1,3)    Oceaneering International, Inc.                                                 8,580,000
      100,000         (1)     Oil States International, Inc.                                                  2,958,000
      550,300                Peabody Energy Corp.                                                            36,176,722
      794,600         (1)     The Houston Exploration Co.                                                    45,919,934
      200,000         (1)     Transocean Sedco Forex, Inc.                                                   11,286,000
     1,000,000       (1,3)    Willbros. Group, Inc.                                                          16,800,000
                                  TOTAL                                                                      269,974,866
                             Financials--13.5%
     2,108,236               3i Group                                                                        26,381,935
     2,490,300        (3)    Advance America Cash Advance, Inc.                                              39,172,419
         1           (4,5)   Apollo Investment Fund V                                                         4,890,930
      510,000         (1)     Assurant, Inc.                                                                 18,844,500
     2,022,000               Axis Capital Holdings Ltd.                                                      58,233,600
     4,000,000      (1,2,3)   CB Richard Ellis Services                                                      184,160,000
      705,000                Calamos Asset Management, Inc.                                                  20,332,200
     1,045,000               Capital One Financial Corp.                                                     86,212,500
         1           (4,5)   Denovo Ventures I LP                                                             6,961,000
      940,600                Endurance Specialty Holdings Ltd.                                               36,683,400
         1          (1,4,5)   FA Private Equity Fund IV LP                                                     399,371
      200,000                Global Signal, Inc.                                                              8,580,000
         1           (4,5)   Greenfield Technology Venture Fund                                                14,880
         1          (1,4,5)  Infrastructure Fund                                                               146,950
         1           (4,5)   Internet.com Venture Fund III                                                        0
      246,300                Korea Investment Holdings Co. Ltd.                                               5,637,528
     2,850,000       (1,3)    Labranche & Co. Inc.                                                           21,631,500
         1           (4,5)   Latin Healthcare Fund                                                            9,958,640
      105,800         (1)     Markel Corp.                                                                   35,548,800
     2,900,000        (3)    Nuveen Investments, Class A                                                     110,200,000
         1           (4,5)   Peachtree/CB Partners                                                                0
         1          (1,4,5)   Peachtree Leadscope LLC                                                          300,000
         1           (4,5)   Peachtree Leadscope LLC                                                           68,340
         1           (4,5)   Peachtree Open Networks                                                           132,750
         1           (4,5)   Peachtree Velquest                                                                47,750
      855,000         (1)     Philadelphia Consolidated Holding Corp.                                        70,982,100
      418,700         (1)     RHJ International                                                              10,153,060
         1           (4,5)   Rocket Ventures II                                                                   0
      188,360         (3)    SFCG Co. Ltd.                                                                   42,388,330
     14,072,500       (3)    Shinsei Bank Ltd.                                                               75,604,092
      735,000                St. Joe Co.                                                                     59,821,650
      853,178                State Bank of India                                                             15,728,014
      375,000         (3)    U-Store-It Trust                                                                 7,556,250
       99,100                White Mountains Insurance Group, Inc.                                           63,324,900
     1,935,000        (3)    Willis Group Holdings Ltd.                                                      64,164,600
                                  TOTAL                                                                     1,084,261,989
                             Healthcare--17.5%
      500,000         (1)     ATS Medical, Inc.                                                               1,835,000
       91,400         (1)     Adeza Biomedical Corp.                                                          1,505,358
      912,200        (1,3)    Alexion Pharmaceuticals, Inc.                                                  23,753,688
     1,769,600       (1,3)    Alkermes, Inc.                                                                 27,428,800
      900,000                Allergan, Inc.                                                                  80,433,000
     1,700,000       (1,3)    Amylin Pharmaceuticals, Inc.                                                   31,722,000
     1,000,000       (1,2)    Anika Therapeutics, Inc.                                                       12,550,000
      650,000       (1,4,5)  Aradigm Corp., Warrants 12/17/2006                                                20,759
      434,259        (1,4)   Ardais Corp., Warrants 4/14/2009                                                     0
      434,259         (1)    Ardais Corp., Warrants 1/1/2005                                                      0
      802,300         (1)     Arena Pharmaceuticals, Inc.                                                     6,955,941
      360,300        (1,3)    Arthrocare Corp.                                                               13,176,171
      900,400         (1)     Aspect Medical Systems, Inc.                                                   29,713,200
      620,300        (1,3)    Auxilium Pharmaceutical, Inc.                                                   3,963,717
     3,000,000      (1,2,3)   Avigen, Inc.                                                                   10,770,000
     1,000,000       (1,3)    Bioenvision, Inc.                                                               7,480,000
     1,387,600        (1)     BioMarin Pharmaceutical, Inc.                                                  11,794,600
      100,000        (1,3)    Biosite Diagnostics, Inc.                                                       5,508,500
      100,000         (3)    Cardinal Health, Inc.                                                            5,958,000
      950,000         (1)     Caremark Rx, Inc.                                                              42,351,000
      800,000         (1)     Charles River Laboratories International, Inc.                                 38,960,000
      555,000        (1,2)    Chindex International, Inc.                                                     2,619,600
      111,000        (1,2)   Chindex International, Inc., Warrants 3/31/2009                                   229,181
      347,491        (4,5)   CompBenefits Corp.                                                                304,055
      600,000      (1,2,4,5) Conceptus, Inc.                                                                  4,794,000
      714,286       (2,4,5)  Conceptus, Inc.                                                                  5,707,145
     3,591,100      (1,2,3)   Conceptus, Inc.                                                                28,692,889
      500,000       (1,4,5)   Cortek, Inc.                                                                     200,000
     3,000,000      (1,2,3)   Cubist Pharmaceuticals, Inc.                                                   51,270,000
     1,157,100       (1,3)    Curon Medical, Inc.                                                              462,840
     1,500,000        (1)     Cypress Biosciences, Inc.                                                      20,550,000
     4,451,300        (1)     Cytyc Corp.                                                                    111,104,448
      352,323       (1,4,5)   Decision Management International, Inc.                                             0
      478,500        (1,3)    Digene Corp.                                                                   13,919,565
     1,732,900       (1,2)    Digirad Corp.                                                                   8,491,210
     4,587,300       (1,2)    Dyax Corp.                                                                     28,028,403
     1,302,700      (1,2,3)   Dynavax Technologies Corp.                                                      6,904,310
     2,312,250     (1,2,4,5)  Endologix, Inc.                                                                13,480,418
     1,250,000      (1,4,5)   Endologix, Inc.                                                                 6,558,750
      600,000         (1)     Endologix, Inc.                                                                 3,498,000
     3,555,556        (1)     Endologix, Inc.                                                                20,728,891
     2,000,000       (1,3)    Eyetech Pharmaceuticals, Inc.                                                  22,740,000
      100,000        (1,3)    Genaera Corp.                                                                    167,000
     2,500,000      (1,2,3)   INAMED Corp.                                                                   181,050,000
     2,478,200       (1,2)    Illumina, Inc.                                                                 27,755,840
      899,800         (1)     Immunicon Corp.                                                                 3,779,070
     1,200,000       (1,3)    Incyte Genomics, Inc.                                                           9,564,000
     4,000,000      (1,2,3)   Isis Pharmaceuticals, Inc.                                                     18,480,000
     1,185,200        (1)     Kosan Biosciences, Inc.                                                        10,560,132
     1,700,000        (1)     Kyphon, Inc.                                                                   69,088,000
       94,451         (1)     Migenix, Inc.                                                                    30,865
      594,800        (1,3)    Momenta Pharmaceuticals, Inc.                                                  14,917,584
     1,109,000       (1,2)    NMT Medical, Inc.                                                               8,894,180
     1,375,000        (1)     Nektar Therapeutics                                                            25,795,000
      723,800        (1,3)    Neurochem, Inc.                                                                 8,063,132
      100,000        (1,3)    Neurocrine Biosciences, Inc.                                                    4,958,000
       64,600         (1)     Neurometrix, Inc.                                                               1,530,374
     1,662,084       (1,2)    Nicox                                                                           8,786,248
      849,500        (1,3)    Northfield Laboratories, Inc.                                                  11,255,875
      200,000        (1,3)    Onyx Pharmaceuticals, Inc.                                                      4,690,000
     1,000,000               Pfizer, Inc.                                                                    26,500,000
     2,556,800      (1,2,3)   Pharmacyclics, Inc.                                                            23,650,400
      516,896         (1)     Point Therapeutics, Inc.                                                        2,150,287
      805,300        (1,3)    Progenics Pharmaceuticals, Inc.                                                18,892,338
      436,687        (1,3)    Rita Medical Systems, Inc.                                                      1,768,582
      458,965         (1)    Sanarus Medical, Inc., Warrants                                                      0
      100,000         (1)     Sangamo BioSciences, Inc.                                                        455,000
      100,000        (1,3)    Santarus, Inc.                                                                   552,000
     2,650,000               Schering Plough Corp.                                                           55,173,000
      200,000         (1)     Symbion, Inc.                                                                   4,842,000
      500,000                UnitedHealth Group, Inc.                                                        26,150,000
     3,000,000       (1,2)    United Surgical Partners International, Inc.                                   108,030,000
      344,900         (1)     VCA Antech, Inc.                                                                8,187,926
     1,000,000       (1,3)    Vasogen, Inc.                                                                   5,480,000
     1,250,000       (1,2)    Vical, Inc.                                                                     6,712,500
     1,410,138       (1,2)   World Heart Corp., Warrants 9/22/2008                                            1,162,426
                                  TOTAL                                                                     1,405,235,198
                             Industrials--13.5%
     2,636,800        (1)     ABX Air, Inc.                                                                  23,731,200
      505,400                Bharat Heavy Electricals Ltd.                                                   11,711,226
     1,800,000        (3)    CNF Transportation, Inc.                                                        92,862,000
     3,000,000               Cendant Corp.                                                                   64,080,000
     2,400,000               Chicago Bridge & Iron Co., N.V.                                                 67,080,000
      744,500        (1,3)    CoStar Group, Inc.                                                             35,363,750
      111,100         (1)     Commercial Vehicle Group, Inc.                                                  2,618,627
     1,600,000               Cummins, Inc.                                                                   136,704,000
      385,000         (3)    DRS Technologies, Inc.                                                          20,020,000
     3,000,000               Deutsche Post AG                                                                74,420,206
     1,200,000               Expeditors International Washington, Inc.                                       66,060,000
     1,000,000               FedEx Corp.                                                                     84,090,000
      902,600         (3)    Forward Air Corp.                                                               31,455,610
      495,700        (1,3)    Genco Shipping & Trading Ltd.                                                   9,477,784
     1,500,000        (1)     Interline Brands, Inc.                                                         31,650,000
       59,500                Jet Airways (India) Ltd.                                                         1,751,031
      850,000        (1,3)    Kansas City Southern Industries, Inc.                                          19,176,000
      235,209                Kuehne & Nagel International AG                                                 52,479,599
      238,800         (1)     Landstar System, Inc.                                                           7,956,816
      105,800                Larsen & Toubro Ltd.                                                             3,093,749
     1,265,600      (1,2,3)   NuCo2, Inc.                                                                    33,032,160
     2,190,000               Rinker Group Ltd.                                                               25,018,301
      750,000        (1,3)    Ryanair Holdings PLC, ADR                                                      35,107,500
     1,500,000               Ryder Systems, Inc.                                                             58,485,000
     1,042,500               Simpson Manufacturing Co., Inc.                                                 39,948,600
      800,000                United Parcel Service, Inc.                                                     58,376,000
                                  TOTAL                                                                     1,085,749,159
                             Information Technology--17.7%
      400,000        (1,3)    ATI Technologies, Inc.                                                          5,039,010
     1,445,000               Adtran, Inc.                                                                    38,668,200
     1,200,000       (1,3)    Affiliated Computer Services, Inc., Class A                                    59,964,000
      555,600         (1)     Altiris, Inc.                                                                   8,395,116
      800,000         (1)     Amdocs Ltd.                                                                    23,752,000
      750,000         (1)     Autodesk, Inc.                                                                 25,642,500
     1,000,000       (1,3)    Blackboard Inc.                                                                24,635,000
      150,000         (1)     Broadcom Corp.                                                                  6,415,500
     3,138,200        (1)     CSR PLC                                                                        27,026,156
     1,250,000        (1)     Check Point Software Technologies Ltd.                                         28,162,500
     2,000,000        (1)     Cirrus Logic, Inc.                                                             14,940,000
      799,800        (1,3)    Cogent, Inc.                                                                   24,049,986
      375,000         (1)     Cognos, Inc.                                                                   14,670,000
     1,000,000        (1)     Comverse Technology, Inc.                                                      25,290,000
      308,100        (1,3)    DST Systems, Inc.                                                              15,639,156
     1,686,000       (1,2)    Dolby Laboratories, Class A                                                    32,084,580
     1,500,000      (1,2,3)   eCollege.com                                                                   17,820,000
     1,059,322       (4,5)   Expand Networks Ltd.                                                              199,153
      787,500        (1,3)    Filenet Corp.                                                                  22,262,625
      100,000         (1)     Google Inc.                                                                    28,776,000
     1,500,000        (1)     Homestore.com, Inc.                                                             3,960,000
      932,700         (1)     Hyperion Solutions Corp.                                                       43,892,862
     1,133,900      (1,2,3)   Infocrossing, Inc.                                                             11,010,169
      356,234        (1,2)   Infocrossing, Inc., Warrants 10/21/2008                                          1,287,965
     1,000,000               Infosys Technologies Ltd.                                                       52,237,569
      657,200         (1)     Intrado, Inc.                                                                  10,718,932
      287,500         (1)     Iron Mountain, Inc.                                                             9,858,375
     1,720,600      (1,2,3)   Komag, Inc.                                                                    61,046,888
     1,982,700        (1)     LG Philips LCD Co. Ltd., ADR                                                   45,641,754
      198,500         (1)     LeCroy Corp.                                                                    2,900,085
     1,700,000       (1,3)    M-Systems Flash Disk Pioneers Ltd.                                             43,945,000
     5,914,800       (1,3)    MEMC Electronic Materials                                                      100,492,452
      300,000         (1)     Macromedia, Inc.                                                               12,045,000
     4,680,000      (1,2,3)   Magma Design Automation                                                        44,928,000
     1,600,000        (3)    Microsemi Corp.                                                                 34,160,000
     3,000,000               Microsoft Corp.                                                                 76,830,000
      900,000        (1,3)    Mobility Electronics, Inc.                                                     10,440,000
     2,192,800        (1)     NAVTEQ Corp.                                                                   96,417,416
     3,075,000       (1,2)    NIC, Inc.                                                                      16,020,750
      900,000         (1)     NetIQ Corp.                                                                    10,305,000
      530,000      (1,2,4,5) Online Resources Corp.                                                           5,395,400
     1,787,500       (1,2)    Online Resources Corp.                                                         18,196,750
     2,000,000        (1)     Oracle Corp.                                                                   27,160,000
      915,000        (1,3)    Portalplayer, Inc.                                                             21,960,000
     1,191,600      (1,2,3)   PowerDsine Ltd.                                                                11,558,520
     1,550,000        (1)     Quest Software, Inc.                                                           22,087,500
     3,000,000        (1)     S1 Corp.                                                                       14,580,000
      220,000        (1,3)    SI International, Inc.                                                          6,932,200
      880,100         (1)     SSA Global Technologies, Inc.                                                  11,573,315
       9,400                 Samsung Electronics Co.                                                          5,172,884
      170,000         (1)     Sandisk Corp.                                                                   5,749,400
      495,900                Satyam Computer Services Ltd., ADR                                              14,172,822
     2,184,100        (1)     Seagate Technology Holdings                                                    42,306,017
         1           (4,5)   Sensable Technologies, Inc.                                                       437,462
     3,751,199       (4,5)   Sensable Technologies, Inc.                                                          0
     1,001,900       (1,3)    Sigmatel Inc.                                                                  20,068,057
     1,100,000        (1)     TNS, Inc.                                                                      25,300,000
      202,700         (1)     Tata Consultancy Services Ltd.                                                  5,922,116
      903,900         (1)     Ultratech Stepper, Inc.                                                        19,714,059
      400,000        (1,3)    ValueClick, Inc.                                                                5,136,000
      837,500        (1,3)    Visual Networks, Inc.                                                           1,423,750
      570,600         (1)     Xyratex Ltd.                                                                    9,557,550
                                  TOTAL                                                                     1,425,973,501
                             Materials--0.8%
      379,780                Cemex S.A. de C.V., ADR                                                         17,910,425
     19,910,000              China Metal International Ho                                                     6,082,967
      305,100         (1)     Frutarom                                                                        2,156,264
      694,900                Frutarom, GDR                                                                    4,911,136
     24,292,000       (1)     Lee & Man Paper Manufacturing Ltd.                                             22,499,682
      380,000                Newmont Mining Corp.                                                            14,269,000
                                  TOTAL                                                                      67,829,474
                             Telecommunication Services--2.1%
       6,300          (1)     123 Multimedia                                                                   146,200
     6,000,000        (1)     Bharti Televentures                                                            39,102,210
      297,800        (1,3)    China Netcom Group Corp. (Hong Kong) Ltd., ADR                                  9,163,306
      695,700        (1,3)    Consolidated Communications Holdings, Inc.                                     10,129,392
      348,800         (1)     NeuStar, Inc., Class A                                                          9,766,400
       20,000         (3)    PT Telekomunikasi Indonesia, Class CS, ADR                                        462,600
     15,055,000       (3)    Singapore Telecom Ltd.                                                          25,057,744
     1,237,800        (1)     Syniverse Holdings, Inc.                                                       17,329,200
     4,000,000       (1,2)    Time Warner Telecom, Inc.                                                      27,160,000
      597,800         (1)     Western Wireless Corp., Class A                                                26,703,726
                                  TOTAL                                                                      165,020,778
                             Utilities--0.4%
     81,432,400      (1,3)    China Power International Development Ltd.                                     26,974,604
      100,000                Consolidated Water Co.                                                           4,472,000
       10,000                Electricity Generating PLC                                                        18,845
     1,480,000        (1)     National Thermal Power Corp. Ltd.                                               3,197,468
                                  TOTAL                                                                      34,662,917
                                  TOTAL COMMON STOCKS (IDENTIFIED COST $5,112,299,606)                      7,194,949,764

                             PREFERRED STOCKS--0.9%
                             Financials--0.2%
         1           (4,5)   Incuvest LLC, Pfd.                                                                   0
      297,600                Merrill Lynch & Co., Inc., Conv. Pfd., Series JNC                               10,883,232
                                  TOTAL                                                                      10,883,232
                             Healthcare--0.4%
      686,009       (1,4,5)  Acadia Pharmaceuticals, Inc., Conv. Pfd.                                         6,551,386
     1,694,915       (4,5)   Ardais Corp., Conv. Pfd.                                                          16,949
      790,960        (4,5)   Ardais Corp., Conv. Pfd., Series C                                                 7,910
       3,985         (4,5)   CompBenefits Corp., Pfd.                                                         2,105,742
     4,761,904       (4,5)   Converge Medical, Inc., Pfd., Series C                                               0
      446,816        (4,5)   Cortek, Inc., Conv. Pfd., Series D2                                               178,726
     1,515,152       (4,5)   Cortex, Inc., Pfd., Series D                                                      606,061
      126,065        (4,5)   Dexcom, Inc., Pfd.                                                               1,111,389
     1,041,666       (4,5)   Dexcom, Inc., Pfd., Series B                                                    10,331,243
      217,391        (4,5)   Dexcom, Inc., Pfd., Series C                                                     2,156,084
      645,161        (4,5)   Dia Dexus, Pfd., Series C                                                         503,226
       70,838        (4,5)   Migenix, Inc., Conv. Pfd.                                                         20,834
       70,838        (4,5)   Migenix, Inc., Conv. Pfd.                                                         16,204
     1,058,043       (4,5)   Sanarus Medical, Inc., Pfd., Series A                                            1,150,093
     1,448,436       (4,5)   Sanarus Medical, Inc., Pfd., Series B                                            1,733,778
     4,456,271       (4,5)   Sanarus Medical, Inc., Pfd., Series C                                            3,030,264
     3,555,987               Sanarus Medical, Inc., Pfd., Series D                                            2,837,678
                                  TOTAL                                                                      32,357,567
                             Information Technology--0.0%
       10,000         (3)    Marchex, Inc., Conv. Pfd.                                                        1,850,000
      679,348        (4,5)   Multiplex, Inc., Pfd., Series C                                                   108,696
     2,000,000       (4,5)   Ryan Hankin Kent, Inc., Pfd., Series B                                               0
     1,333,334       (4,5)   Sensable Technologies, Inc., Pfd., Series B                                       100,000
      443,979        (4,5)   Sensable Technologies, Inc., Pfd., Series C                                       155,393
                                  TOTAL                                                                       2,214,089
                             Telecommunication Services--0.3%
      500,000                Crown Castle International Corp., Conv. Pfd., $3.12, Annual Dividend            25,000,000
                                  TOTAL PREFERRED STOCKS (IDENTIFIED COST $87,980,111)                       70,454,888

                             CORPORATE BONDS--0.7%
                             Consumer Discretionary--0.2%
$    16,500,000      (4,5)   Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011                       12,731,730
                             Consumer Staples--0.0%
     3,500,000               B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                             3,622,500
                             Healthcare--0.0%
         1           (4,5)   Ardais Corp., Conv. Bond, 8.00%, 12/31/2005                                       21,712
                             Industrials--0.0%
     1,000,000               Roper Industries, Inc., Conv. Bond, 1.4813%, 1/15/2034                            543,960
                             Information Technology--0.4%
     25,000,000      (4,5)   BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025                                35,521,750
                             Telecommunication Services--0.0%
     2,000,000               American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012                       2,125,000
                             Utilities--0.1%
     5,000,000        (3)    Calpine Corp., Sr. Note, 10.50%, 5/15/2006                                       4,775,000
                                  TOTAL CORPORATE BONDS (IDENTIFIED COST $52,796,914)                        59,341,652

                             CORPORATE NOTES--0.1%
                             Consumer Discretionary--0.1%
     4,958,000               GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025                                  6,102,009
                             Healthcare--0.0%
         1                   Ardais Corp., Conv. Bond, 12/31/2005                                              21,712
                                  TOTAL CORPORATE NOTES (IDENTIFIED COST $5,392,259)                          6,123,721
                             PURCHASED PUT OPTIONS--0.0%
     24,000,000              Bank of New York CHF PUT/USD CALL, Expiration Date,10/11/2005                     78,480
     57,000,000              Bank of New York EURO PUT/USD CALL, Expiration Date,10/11/2005                    129,390
                                  TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $628,050)                       207,870

                             REPURCHASE AGREEMENTS--7.9%
    238,210,000              Interest in $2,000,000,000 joint repurchase agreement with Deutsche
                             Bank Securities, Inc., 3.32%, dated 7/29/2005 to be repurchased at
                             $238,275,905 on 8/1/2005, collateralized by U.S. Government Agency
                             Obligations with various maturities to 8/1/2035, collateral market
                             value $2,049,630,426                                                            238,210,000
    400,000,000              Interest in $1,000,000,000 joint repurchase agreement with Goldman
                             Sachs & Co., 3.32%, dated 7/29/2005 to be repurchased at $400,110,667 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2044, collateral market value
                             $1,028,633,415                                                                  400,000,000
                                  TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                            638,210,000

                             MUTUAL FUND--4.2%
    334,374,524       (2)    Prime Value Obligation Fund, IS Shares (at net asset value) (held as
                             collateral for securities lending)                                              334,374,524
                                  TOTAL INVESTMENTS -
                                  103.4%
                                   (IDENTIFIED COST $6,231,681,464)(6)                                      8,303,662,419
                                  OTHER ASSETS AND LIABILITIES - NET - (3.4)%                               (273,926,932)
                                  TOTAL NET ASSETS - 100%                                              $    8,029,735,487

====================================================================================================================================

  1     Non-income producing security.
  2     Affiliated company. These are companies in which the Fund has ownership of at least 5% of the voting shares. At July 31, 2005, these securities amounted to $2,221,807,445 which represents 27.7% of net assets.
        Transactions with affiliated companies (excluding $334,374,524 invested in Prime Value Obligations Fund) during the three months ended July 31,
        2005 are as follows:
Affiliates                             Purchase Cost  Sales Proceeds      Dividend Income                      Value
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Advance Auto Parts, Inc.               $---           $5,902,180          $---                          $393,072,000
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Anika Therapeutics, Inc.               ---            ---                 ---                             12,550,000
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Avigen, Inc.                           ---            ---                 ---                             10,770,000
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Brillian Corp.                         ---            ---                 ---                              2,456,111
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
CB Richard Ellis Services              ---            21,831,538          ---                            184,160,000
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Central European Media Enterprises
Ltd., Class A                          ---            ---                 ---                             96,640,000
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Chindex Interntional, Inc.             ---            ---                 ---                              2,619,600
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Chindex International, Inc.,
Warrants 3/31/2009                     ---            ---                 ---                                229,181
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Conceptus, Inc.                        ---            ---                 ---                              4,794,000
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Conceptus, Inc.                        ---            ---                 ---                              5,707,145
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Conceptus, Inc.                        ---            ---                 ---                             28,692,889
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Concorde Career Colleges, Inc.         ---            ---                 ---                              4,230,000
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Cubist Pharmaceuticals, Inc.           7,886,604      ---                 ---                             51,270,000
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Dick's Sporting Goods, Inc.            10,332,080     ---                 ---                             79,440,000
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Digirad Corp                           1,076,700      563,859             ---                              8,491,210
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Dolby Laboratories, Class A            212,850        11,033,289          ---                             32,084,580
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Dyax Corp.                             7,022,446      ---                 ---                             28,028,403
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Dynavax Technologies Corp.             ---            ---                 ---                              6,904,310
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
eCollege.Com                           1,524,474      ---                 ---                             17,820,000
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Endologix, Inc.                        ---            ---                 ---                             13,480,418
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
INAMED Corp.                           ---            ---                 ---                            181,050,000
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Illumina, Inc.                         ---            6,278,476           ---                             27,755,840
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Infocrossing, Inc.                     514,000        ---                 ---                             11,010,169
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Infocrossing, Inc., Warrants           ---            ---                 ---                              1,287,965
10/21/2008
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Isis Pharmaceuticals, Inc.             ---            ---                 ---                             18,480,000
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
J.D. Wetherspoon PLC                   ---            11,701,538          383,596                         48,859,878
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Komag, Inc.                            ---            ---                 ---                             61,046,888
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Magma Design Automation                ---            ---                 ---                             44,928,000
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
NIC, Inc.                              ---            ---                 ---                             16,020,750
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
NMT Medical, Inc.                      ---            ---                 ---                              8,894,180
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Nicox                                  ---            ---                 ---                              8,786,248
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
NuCo2, Inc.                            ---            ---                 ---                             33,032,160
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Online Resources Corp.                 ---            ---                 ---                              5,395,400
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Online Resources Corp.                 ---            ---                 ---                             18,196,750
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
PETsMART, Inc.                         ---            ---                 243,000                        240,975,000
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Pharmacyclics, Inc.                    ---            ---                 ---                             23,650,400
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
PowerDsine Ltd.                        ---            ---                 ---                             11,558,520
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Time Warner Telecom, Inc.              ---            ---                 ---                             27,160,000
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
United Surgical Partners
International, Inc.                    ---            17,384,019          ---                            108,030,000
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
Vical, Inc.                            ---            ----                ---                              6,712,500
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
World Heart Corp., Warrants 9/22/2008  ---            ---                 ---                              1,162,426
-------------------------------------- -------------- ------------------- -------------------- ----------------------
-------------------------------------- -------------- ------------------- -------------------- ----------------------
TOTAL OF AFFILIATED TRANSACTIONS
                                       $28,569,154    $74,694,899         $626,956                    $1,887,432,921
-------------------------------------- -------------- ------------------- -------------------- ----------------------
------- -------------------------------------------------------------------------------------------------------------
  3     Certain shares are temporarily on loan to unaffiliated brokers/dealers.  As of July 31, 2005, securities subject to this type of arrangement and related collateral were as follows:
        Market Value of Securities Loaned                    Market Value of Collateral
------- ---------------------------------------------------- --------------------------------------------------------
------- ---------------------------------------------------- --------------------------------------------------------
        $320,138,067                                         $334,374,524
------- ---------------------------------------------------- --------------------------------------------------------
------- -------------------------------------------------------------------------------------------------------------
        Denotes a restricted security, including securities purchased under Rule
        144A of the Securities Act 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to
    4   qualified institutional investors. At July 31, 2005, these securities amounted to $172,784,677 which represents 2.2% of total net assets.
        Denotes a restricted security, including securities purchased under Rule
        144A that have been deemed liquid
5       by criteria approved by the fund's Board of Trustees (the "Trustees").
        At July 31, 2005, these securities amounted to $172,784,677 which represents 2.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31,
2005 is as follows:

Security                                                          Acquisition Date                  Acquisition Cost
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Apollo Investment Fund V                                              5/18/2001                       478,336
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Aradigm Corp. - Warrants 12/17/2006                                  12/17/2001                         ---
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Ardais Corp., Conv. Bond, 8.00%, 12/31/2005                           4/14/2004                       434,259
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Ardais Corp Conv. Pfd.                                           3/2/2001 - 3/8/2001                 9,999,998
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Ardais Corp. Conv. Pfd. Series C                                     12/18/2002                      4,666,664
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Ardais Corp. - Warrants 4/14/2009                                     4/15/2004                         ---
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025                      4/21/2005                     25,000,000
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
CompBenefits Corp.                                                   5/24/1995 -                      176,696
                                                                      7/12/2000
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
CompBenefits Corp., Pfd.                                             5/24/1995 -                     4,090,205
                                                                      7/12/2000
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Conceptus, Inc.                                                       4/10/2001                      5,000,000
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Converge Medical, Inc., Series C Pfd.                                10/25/2001                      3,000,000
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Cortek, Inc.                                                          2/29/2000                      1,000,000
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Cortek, Inc., Conv. Pfd., Series D2                                   3/31/2003                       589,797
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Cortex, Inc., Pfd., Series D                                          6/18/2001                      2,000,000
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Decision Management International, Inc.                               7/11/2005                         --
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Denovo Ventures I, LP                                                 3/9/2000                       7,404,785
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
DexCom, Inc., Pfd.                                                   12/30/2004                       678,910
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
DexCom, Inc., Pfd., Series B                                          12/1/2000                      3,000,000
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
DexCom, Inc., Pfd., Series C                                          5/17/2002                      1,000,001
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Dia Dexus, Inc. Series C                                              4/4/2000                       4,999,998
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Endologix, Inc.                                                       7/7/2005                       5,000,000
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Endologix, Inc.                                                     12/18/2003 -                    12,248,120
                                                                      3/23/2005
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Expand Networks Ltd.                                                  9/22/2000                      2,500,000
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
FA Private Equity Fund IV, LP                                         3/4/2002                        421,984
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Greenfield Technology Venture Fund                                    6/15/1998                       88,344
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Incuvest LLC, Pfd.                                                    1/6/2000                       5,000,000
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Infrastructure Fund                                                   8/11/2000                       484,175
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Internet.com Venture Partner III                                      7/28/2000                       557,793
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Latin Healthcare Fund                                                11/28/2000                      8,573,040
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Migenix, Inc., Conv. Pfd.                                            10/27/2004                      1,200,006
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Migenix, Inc., Conv. Pfd.                                            10/27/2004                      1,471,687
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Multiplex, Inc., Pfd., Series C                                       2/22/2001                      5,000,001
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Peachtree/CB Partners                                                 3/8/2000                       3,503,863
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Peachtree/Leadscope, LLC                                              4/30/2002                      3,000,000
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Peachtree/Leadscope, LLC                                              6/30/2000                       712,054
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Peachtree Open Networks                                               10/5/2000                       990,753
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Peachtree Velquest                                                    9/14/2000                       494,382
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Rocket Ventures II, LP                                                7/20/1999                      7,515,342
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Ryan Hankin Kent, Inc., Pfd., Series B                                6/5/2000                       2,000,000
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
                                                                     11/16/1999
Sanarus Medical, Inc., Pfd., Series A                                -11/12/2004                     1,561,804
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Sanarus Medical, Inc., Pfd., Series B                                 7/16/2001                      2,495,648
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Sanarus Medical, Inc., Pfd., Series C                                10/23/2003                      3,004,288
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Sensable Technologies, Inc.                                          10/15/2004                         --
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Sensable Technologies, Inc.                                          12/16/2003                       401,118
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Sensable Technologies, Inc., Pfd., Series B                          12/23/1997                      2,064,237
------------------------------------------------------- -------- -------------------- -------- ----------------------
------------------------------------------------------- -------- -------------------- -------- ----------------------
Sensable Technologies, Inc., Pfd., Series C                           4/5/2000                       1,474,010
------------------------------------------------------- -------- -------------------- -------- ----------------------
------ --------------------------------------------------------------------------------------------------------------
    6  The cost of investments for federal tax purposes amounts to
       $6,231,638,219. The net unrealized appreciation of investments for federal tax purposes was $2,072,024,200. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,325,830,644 and net unrealized depreciation from investments for those securities having an excess of cost over value of
       $253,806,444.
The following is a summary of the Fund's written option activity:
Contracts                          Number of Contracts           Aggregate Face Value
---------------------------------- ----------------------------- ----------------------------------------------------
---------------------------------- ----------------------------- ----------------------------------------------------
Outstanding at prior period-end    0                             $0
---------------------------------- ----------------------------- ----------------------------------------------------
---------------------------------- ----------------------------- ----------------------------------------------------
Contracts opened                   339,000,000                   2,416,280
---------------------------------- ----------------------------- ----------------------------------------------------
---------------------------------- ----------------------------- ----------------------------------------------------
Contracts bought to close          258,000,000                   1,796,200
---------------------------------- ----------------------------- ----------------------------------------------------
---------------------------------- ----------------------------- ----------------------------------------------------
Outstanding at 7/31/2005           81,000,000                    $620,080
---------------------------------- ----------------------------- ----------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronyms are used throughout this portfolio:

ADR--        American Depositary Receipt
CHF--        Swiss Franc
EURO--       Euro Currency
GDR--        Global Depository Receipt
USD--        United States Dollar




FEDERATED KAUFMANN SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

      Shares or
  Principal Amount                                                                                              Value

                              COMMON STOCKS--97.4%
                              Consumer Discretionary--32.6%
       325,290         (1)    1-800-FLOWERS.COM, Inc.                                                  $      2,426,663
       210,396         (1)    A.C. Moore Arts & Crafts, Inc.                                                  6,044,677
       752,100         (1)    Advance Auto Parts, Inc.                                                       51,864,816
       50,950                 Applebee's International, Inc.                                                  1,350,685
       24,200                 Arbitron, Inc.                                                                  1,004,300
        6,000          (1)    Blue Nile, Inc.                                                                  199,560
       154,000         (1)    Buffalo Wild Wings, Inc.                                                        5,046,580
       60,000          (1)    Cabela's, Inc., Class A                                                         1,322,400
       183,950         (1)    Cache, Inc.                                                                     3,281,668
       100,000         (1)    Carter's, Inc.                                                                  6,085,000
       162,894         (1)    Celebrate Express, Inc.                                                         2,272,371
       766,100         (1)    Central European Media Enterprises Ltd., Class A                               37,017,952
       63,216          (1)    Citi Trends, Inc.                                                               1,741,601
       73,740          (1)    Concorde Career Colleges, Inc.                                                  1,039,734
       104,745         (1)    Cost Plus, Inc.                                                                 2,359,905
       90,300          (1)    Ctrip.com International Ltd., ADR                                               5,003,072
       37,600          (1)    DSW, Inc., Class A                                                               996,400
       38,400          (1)    Design Within Reach, Inc.                                                        716,160
       315,318         (1)    Dick's Sporting Goods, Inc.                                                    12,524,431
       166,217         (1)    eCost.com, Inc.                                                                  596,719
       101,000         (1)    Educate, Inc.                                                                   1,560,955
       17,700          (1)    Golf Galaxy, Inc.                                                                329,397
       616,520                J.D. Wetherspoon PLC                                                            3,012,309
       205,600         (1)    Knology, Inc.                                                                    555,120
       53,150          (1)    Lamar Advertising Co.                                                           2,339,132
       129,000         (1)    Lodgenet Entertainment                                                          2,109,150
       35,600          (1)    Maidenform Brands, Inc.                                                          649,700
       308,498         (1)    Monro Muffler Brake, Inc.                                                       8,915,592
       126,800                Movie Gallery, Inc.                                                             3,180,144
       219,800         (1)    New York & Company                                                              5,174,092
       76,506                 Orient-Express Hotel Ltd.                                                       2,450,487
       137,700         (1)    PC Mall, Inc.                                                                    585,225
       701,800         (1)    PETCO Animal Supplies, Inc.                                                    19,559,166
        4,400                 PetSmart, Inc.                                                                   130,900
       44,000          (1)    Premiere AG                                                                     1,504,942
       133,400         (1)    Provide Commerce, Inc.                                                          3,154,910
        1,699                 SKY Perfect Communications, Inc.                                                1,237,697
       153,200                Speedway Motorsports, Inc.                                                      6,049,868
       26,000        (1)(,2)  Submarino SA                                                                     451,100
       162,300         (1)    Texas Roadhouse, Inc.                                                           6,105,726
       50,000          (1)    Volcom, Inc.                                                                    1,683,500
       35,000          (1)    Zumiez Inc.                                                                     1,197,000
                                   TOTAL                                                                     214,830,806
                              Consumer Staples--0.2%
       11,400                 B&G Foods, Inc.                                                                  155,040
       63,000          (1)    Diamond Foods, Inc.                                                             1,395,450
                                   TOTAL                                                                      1,550,490
                              Financials--3.2%
       140,000                Advance America Cash Advance, Inc.                                              2,202,200
       23,958          (1)    Affiliated Managers Group                                                       1,708,205
       23,400                 Endurance Specialty Holdings Ltd.                                                912,600
       91,600                 First Potomac Realty Trust                                                      2,413,660
       21,500                 Global Signal, Inc.                                                              922,350
      1,279,410        (1)    Infrastructure Development Finance Co. Ltd.                                     1,001,380
       16,300                 Mercury General Corp.                                                            940,673
       29,100          (1)    Philadelphia Consolidated Holding Corp.                                         2,415,882
       380,300         (1)    QC Holdings, Inc.                                                               5,822,393
       32,300          (1)    RHJ International                                                                783,243
        6,820                 SFCG Co. Ltd.                                                                   1,534,765
       31,700                 U-Store-It Trust                                                                 638,755
                                   TOTAL                                                                     21,296,106
                              Healthcare--19.2%
       622,600         (1)    Abgenix, Inc.                                                                   6,456,362
       34,200          (1)    Acadia Pharmaceuticals, Inc.                                                     326,610
       390,000         (1)    Acusphere, Inc.                                                                 2,308,800
       59,000        (1)(,2)  Adaltis, Inc.                                                                    187,983
       136,900         (1)    Adaltis, Inc.                                                                    436,183
       59,000          (1)    Adams Respiratory Therapeutics, Inc.                                            1,740,500
       24,300          (1)    Adeza Biomedical Corp.                                                           400,221
       346,778         (1)    Alexion Pharmaceuticals, Inc.                                                   9,030,099
       44,200          (1)    Arthrocare Corp.                                                                1,616,394
       213,900         (1)    Auxilium Pharmaceutical, Inc.                                                   1,366,821
       251,200         (1)    Bioenvision, Inc.                                                               1,878,976
       185,300         (1)    Biovail Corp.                                                                   2,922,181
       73,700          (1)    CV Therapeutics, Inc.                                                           2,076,129
       693,800         (1)    Cambridge Heart, Inc.                                                            222,016
       766,100         (1)    Ciphergen Biosystems, Inc.                                                      1,578,166
        1,200          (1)    Conceptus, Inc.                                                                   9,588
       219,200         (1)    Cubist Pharmaceuticals, Inc.                                                    3,746,128
       187,180         (1)    Cytyc Corp.                                                                     4,672,013
       56,600          (1)    Digene Corp.                                                                    1,646,494
       88,900          (1)    Digirad Corp.                                                                    435,610
       387,500         (1)    Discovery Partners International                                                1,209,000
       350,000         (1)    Dyax Corp.                                                                      2,138,500
       512,500         (1)    Dynavax Technologies Corp.                                                      2,716,250
       119,200         (1)    Endologix, Inc.                                                                  694,936
       253,600         (1)    Eyetech Pharmaceuticals, Inc.                                                   2,883,432
       865,400         (1)    Genaera Corp.                                                                   1,445,218
       253,300         (1)    Human Genome Sciences, Inc.                                                     3,710,845
       67,100          (1)    ICOS Corp.                                                                      1,691,591
       188,594         (1)    INAMED Corp.                                                                   13,657,978
       150,572         (1)    Illumina, Inc.                                                                  1,686,406
       18,400          (1)    Imclone Systems, Inc.                                                            638,480
       392,800         (1)    Incyte Genomics, Inc.                                                           3,130,616
       105,934         (1)    Kyphon, Inc.                                                                    4,305,158
       71,800          (1)    Magellan Health Services, Inc.                                                  2,571,876
       173,800         (1)    Nektar Therapeutics                                                             3,260,488
       318,100         (1)    Neurochem, Inc.                                                                 3,543,634
        5,145          (1)    Neurometrix, Inc.                                                                121,885
       63,200          (1)    Northfield Laboratories, Inc.                                                    837,400
       255,981         (1)    Orthofix International NV                                                      11,583,140
       229,800         (1)    Penwest Pharmaceuticals Co.                                                     2,576,058
       975,000         (1)    Point Therapeutics, Inc.                                                        4,056,000
       147,300         (1)    Progenics Pharmaceuticals, Inc.                                                 3,455,658
       309,400         (1)    Spectrum Pharmaceuticals, Inc.                                                  1,630,538
       113,490         (1)    United Surgical Partners International, Inc.                                    4,086,775
       422,200         (1)    Vical, Inc.                                                                     2,267,214
       92,200          (1)    Vicuron Pharmaceuticals, Inc.                                                   2,595,430
       170,100         (1)    YM Biosciences, Inc.                                                             521,118
        6,500          (1)    Zoll Medical Corp.                                                               176,540
                                   TOTAL                                                                     126,249,438
                              Industrials--18.6%
      2,435,200        (1)    ABX Air, Inc.                                                                  21,916,800
       133,800                CNF Transportation, Inc.                                                        6,902,742
       65,182          (1)    CoStar Group, Inc.                                                              3,096,145
       111,100         (1)    Commercial Vehicle Group, Inc.                                                  2,618,627
       118,040                DRS Technologies, Inc.                                                          6,138,080
       299,700         (1)    EGL, Inc.                                                                       6,032,961
       107,204                Expeditors International Washington, Inc.                                       5,901,580
       38,612          (1)    Exponent, Inc.                                                                  1,147,742
       500,840                Forward Air Corp.                                                              17,454,274
       675,000         (1)    Innovative Solutions and Support, Inc.                                         12,366,000
       85,400          (1)    Interline Brands, Inc.                                                          1,801,940
       266,400         (1)    Kenexa Corp.                                                                    3,391,272
       14,000                 Kuehne & Nagel International AG                                                 3,123,666
       99,500          (1)    Landstar System, Inc.                                                           3,315,340
       149,300         (1)    Mastec, Inc.                                                                    1,463,140
       70,426          (1)    Monster Worldwide, Inc.                                                         2,138,838
       235,800         (1)    NuCo2, Inc.                                                                     6,154,380
       667,900         (1)    Quality Distribution, Inc.                                                      6,431,877
       16,400                 Roper Industries, Inc.                                                          1,258,700
       154,500                Ryder Systems, Inc.                                                             6,023,955
       66,700                 Simpson Manufacturing Co., Inc.                                                 2,555,944
       116,488                Vicor Corp.                                                                     1,530,652
                                   TOTAL                                                                     122,764,655
                              Information Technology--23.0%
       203,800                ARM Holdings PLC, ADR                                                           1,294,130
       171,300                Adtran, Inc.                                                                    4,583,988
       44,618          (1)    Altiris, Inc.                                                                    674,178
       94,000          (1)    Blackboard Inc.                                                                 2,315,690
       73,700          (1)    Bottomline Technologies, Inc.                                                   1,160,038
       72,000          (1)    Business Objects SA, ADR                                                        2,376,720
      1,322,100        (1)    CSR PLC                                                                        11,385,916
       93,660          (1)    Cabot Microelectronics Corp.                                                    2,816,356
       161,566         (1)    Ceva, Inc.                                                                       857,916
       360,000         (1)    Cirrus Logic, Inc.                                                              2,689,200
       87,252          (1)    Cognos, Inc.                                                                    3,413,298
       130,400         (1)    Dolby Laboratories, Class A                                                     2,481,512
       681,200         (1)    EMCORE Corp.                                                                    3,494,556
       144,449         (1)    eCollege.com                                                                    1,716,054
       486,600         (1)    Epicor Software Corp.                                                           7,216,278
       16,400          (1)    Fastclick                                                                        138,416
       105,552         (1)    Filenet Corp.                                                                   2,983,955
       53,072          (1)    Foundry Networks, Inc.                                                           628,373
       119,000         (1)    Fundtech Ltd.                                                                   1,201,900
       54,000          (1)    Hummingbird Communications Ltd.                                                 1,018,980
       124,600         (1)    Hyperion Solutions Corp.                                                        5,863,676
       298,333         (1)    Infocrossing, Inc.                                                              2,896,813
       89,059          (1)    Infocrossing, Inc., Warrants                                                     321,993
       84,882          (1)    Intrado, Inc.                                                                   1,384,425
       145,000         (1)    Jamdat Mobile, Inc.                                                             4,149,900
       45,800          (1)    Jupitermedia Corp.                                                              1,002,562
       161,500         (1)    Komag, Inc.                                                                     5,730,020
       90,700          (1)    M-Systems Flash Disk Pioneers Ltd.                                              2,344,595
       447,100         (1)    MEMC Electronic Materials                                                       7,596,229
       77,400          (1)    MKS Instruments, Inc.                                                           1,479,114
       260,802         (1)    Magma Design Automation                                                         2,503,699
      1,167,100        (1)    Maxtor Corp.                                                                    6,885,890
       210,000         (1)    Microsemi Corp.                                                                 4,483,500
       186,500         (1)    Mobility Electronics, Inc.                                                      2,163,400
       174,800         (1)    Motive, Inc.                                                                    1,255,064
       298,142         (1)    NIC, Inc.                                                                       1,553,320
       68,000          (1)    NAVTEQ Corp.                                                                    2,989,960
       56,200          (1)    NetIQ Corp.                                                                      643,490
       192,300         (1)    Niku Corp.                                                                      4,032,531
       45,000        (1)(,2)  Online Resources Corp.                                                           458,100
       399,659         (1)    Online Resources Corp.                                                          4,068,529
       266,600         (1)    Onvia.com, Inc.                                                                 1,333,000
       141,900         (1)    Orckit Communications Ltd.                                                      3,441,075
       266,880         (1)    Pervasive Software, Inc.                                                        1,163,623
       352,400         (1)    PowerDsine Ltd.                                                                 3,418,280
       185,200         (1)    Quest Software, Inc.                                                            2,639,100
       181,100         (1)    S1 Corp.                                                                         880,146
      9,602,000        (1)    SIM Technology Group Ltd.                                                       1,729,300
       69,100                 SS&C Technologies, Inc.                                                         2,516,622
       67,800          (1)    SSA Global Technologies, Inc.                                                    891,570
       81,712          (1)    Sigmatel Inc.                                                                   1,636,691
       120,400         (1)    Support.com, Inc.                                                                662,200
       64,600          (1)    TNS, Inc.                                                                       1,485,800
       313,700         (1)    Ultratech Stepper, Inc.                                                         6,841,797
       144,228         (1)    ValueClick, Inc.                                                                1,851,888
       613,650         (1)    Visual Networks, Inc.                                                           1,043,205
       70,500          (1)    WebSideStory, Inc.                                                              1,029,300
       20,800          (1)    Xyratex Ltd.                                                                     348,400
                                   TOTAL                                                                     151,166,261
                              Telecommunication Services--0.5%
       28,400          (1)    NeuStar, Inc., Class A                                                           795,200
       415,100         (1)    Time Warner Telecom, Inc.                                                       2,818,529
                                   TOTAL                                                                      3,613,729
                              Utilities--0.1%
       19,700                 Consolidated Water Co.                                                           880,984
                                   TOTAL COMMON STOCKS (IDENTIFIED COST $510,346,222)                        642,352,469

                              REPURCHASE AGREEMENT--2.0%
$    12,788,000               Interest in $2,000,000,000 joint repurchase agreement with Deutsche
                              Bank Securities, Inc., 3.320%, dated 7/29/2005 to be repurchased at
                              $12,791,538 on 8/1/2005, collateralized by U.S. Government Agency
                              Obligations with various maturities to 8/1/2035, collateral market
                              value $2,049,630,426 (AT AMORTIZED COST)                                       12,788,000
                                   TOTAL INVESTMENTS -
                                   99.4%
                                    (IDENTIFIED COST $523,134,222)(3)                                        655,140,469
                                   OTHER ASSETS AND LIABILITIES - NET - 0.6%                                  4,058,098
                                   TOTAL NET ASSETS - 100%                                             $     659,198,567

   1      Non-income producing security.
   2      Denotes a restricted security, including securities purchase under
          Rule 144A of the Securities Act of 1933. These securities, all of which are deemed liquid by criteria approved by the Fund's Board of
          Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
          At July 31, 2005, these securities amounted to $1,097,183 which represents 0.2% of total net assets.
   3      At July 31, 2005, the cost of investments for federal tax purposes was
          $523,134,222. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $132,006,247. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $165,267,857 and net unrealized depreciation from investments for those securities having an excess of cost over value of $33,261,610.

====================================================================================================================================
Note:    The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

ADR               --American Depositary Receipt





FEDERATED LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

      Shares or
   Principal Amount                                                                                             Value

                            COMMON STOCKS--99.2%
                            Consumer Discretionary--19.3%
        22,000              Carnival Corp.                                                             $      1,152,800
        35,200        (2)   Centex Corp.                                                                      2,604,096
        40,400        (1)   Coach, Inc.                                                                       1,418,444
        57,200              D. R. Horton, Inc.                                                                2,349,776
        38,000        (1)   eBay, Inc.                                                                        1,587,640
        30,800              Gannett Co., Inc.                                                                 2,247,168
        17,600              Harrah's Entertainment, Inc.                                                      1,385,824
        90,000              Home Depot, Inc.                                                                  3,915,900
       207,900      (1)(,2) Interpublic Group Cos., Inc.                                                      2,598,750
        35,200              Lowe's Cos., Inc.                                                                 2,330,944
        26,400      (1)(,2) MGM Mirage                                                                        1,199,880
        18,400        (2)   Marriott International, Inc., Class A                                             1,259,848
       100,000              McDonald's Corp.                                                                  3,117,000
       132,000              News Corp., Inc.                                                                  2,162,160
        30,000              Nike, Inc., Class B                                                               2,514,000
        49,200              Nordstrom, Inc.                                                                   1,820,892
        17,600        (2)   Station Casinos, Inc.                                                             1,292,720
       123,200              Time Warner, Inc.                                                                 2,096,864
        26,400      (1)(,2) Urban Outfitters, Inc.                                                            1,602,744
        66,000              Viacom, Inc., Class B                                                             2,210,340
        35,200              Walt Disney Co.                                                                    902,528
        30,000      (1)(,2) XM Satellite Radio Holdings, Inc., Class A                                        1,068,900
                                TOTAL                                                                        42,839,218
                            Consumer Staples--8.1%
        34,300              Altria Group, Inc.                                                                2,296,728
        70,000              Avon Products, Inc.                                                               2,289,700
        46,000              Coca-Cola Co.                                                                     2,012,960
        35,200              PepsiCo, Inc.                                                                     1,919,456
        90,000              Procter & Gamble Co.                                                              5,006,700
        88,000              Wal-Mart Stores, Inc.                                                             4,342,800
                                TOTAL                                                                        17,868,344
                            Energy--6.4%
        17,600        (2)   Apache Corp.                                                                      1,203,840
        22,000              Devon Energy Corp.                                                                1,233,980
        39,600              Exxon Mobil Corp.                                                                 2,326,500
        52,800        (2)   Halliburton Co.                                                                   2,959,440
        35,200        (2)   Schlumberger Ltd.                                                                 2,947,648
        44,000        (1)   Transocean Sedco Forex, Inc.                                                      2,482,920
        13,200              Valero Energy Corp.                                                               1,092,696
                                TOTAL                                                                        14,247,024
                            Financials--6.2%
        42,000              Allstate Corp.                                                                    2,572,920
        70,000              Bank of America Corp.                                                             3,052,000
        45,000              Capital One Financial Corp.                                                       3,712,500
        20,000              Merrill Lynch & Co., Inc.                                                         1,175,600
        61,600              Morgan Stanley                                                                    3,267,880
                                TOTAL                                                                        13,780,900
                            Healthcare--18.2%
       100,000              Abbott Laboratories                                                               4,663,000
        30,600              Aetna, Inc.                                                                       2,368,440
        51,050        (1)   Caremark Rx, Inc.                                                                 2,275,809
        52,800        (1)   Genentech, Inc.                                                                   4,716,624
        25,000        (1)   Gilead Sciences, Inc.                                                             1,120,250
        55,000              HCA, Inc.                                                                         2,708,750
       100,000              Johnson & Johnson                                                                 6,396,000
        56,300              McKesson HBOC, Inc.                                                               2,533,500
        83,000        (1)   Medimmune, Inc.                                                                   2,358,030
        66,000              Medtronic, Inc.                                                                   3,560,040
        80,000              Pfizer, Inc.                                                                      2,120,000
        55,600              UnitedHealth Group, Inc.                                                          2,907,880
        57,200              Wyeth                                                                             2,616,900
                                TOTAL                                                                        40,345,223
                            Industrials--6.7%
       310,000              General Electric Co.                                                             10,695,000
        44,000              United Parcel Service, Inc.                                                       3,210,680
        17,600              United Technologies Corp.                                                          892,320
                                TOTAL                                                                        14,798,000
                            Information Technology--27.9%
        75,000              Adobe Systems, Inc.                                                               2,223,000
        88,000        (1)   Amdocs Ltd.                                                                       2,612,720
       264,000              Applied Materials, Inc.                                                           4,873,440
       277,200        (1)   Cisco Systems, Inc.                                                               5,308,380
        79,200        (1)   Dell, Inc.                                                                        3,205,224
       176,000        (1)   EMC Corp. Mass                                                                    2,409,440
        70,400              IBM Corp.                                                                         5,875,584
       316,800              Intel Corp.                                                                       8,597,952
        20,000              KLA-Tencor Corp.                                                                  1,034,000
        80,000        (1)   Lam Research Corp.                                                                2,276,000
        88,000              Maxim Integrated Products, Inc.                                                   3,684,560
       350,000              Microsoft Corp.                                                                   8,963,500
       226,300              Motorola, Inc.                                                                    4,793,034
       285,000        (1)   Oracle Corp.                                                                      3,870,300
        15,000      (1)(,2) Research in Motion Ltd.                                                           1,059,900
        40,000              Xilinx, Inc.                                                                      1,134,000
                                TOTAL                                                                        61,921,034
                            Materials--5.9%
        35,200              Air Products & Chemicals, Inc.                                                    2,103,552
        80,000              Ball Corp.                                                                        3,036,000
        26,400              Freeport-McMoRan Copper & Gold, Inc., Class B                                     1,063,392
        70,000              Newmont Mining Corp.                                                              2,628,500
       100,000              United States Steel Corp.                                                         4,265,000
                                TOTAL                                                                        13,096,444
                            Utilities--0.5%
        26,600              Edison International                                                              1,087,408
                                TOTAL COMMON STOCKS (IDENTIFIED COST $186,291,281)                           219,983,595

                            REPURCHASE AGREEMENT--0.5%
$     1,186,000             Interest in $2,000,000,000 joint repurchase agreement with Deutsche
                            Bank Securities, Inc., 3.32%, dated 7/29/2005 to be repurchased at
                            $1,186,328 on 8/1/2005, collateralized by U.S. Government Agency
                            Obligations with various maturities to 8/1/2035, collateral market value $2,049,630,426
                            -----------------------------------------------------------------------
                            (AT AMORTIZED COST)                                                               1,186,000

                            MUTUAL FUND--1.7%
      3,770,413       (3)   Prime Value Obligations Fund, IS Shares (at net asset value) (held as
                            collateral for securities lending)                                                3,770,413
                                TOTAL INVESTMENTS - 101.4%
                            -----------------------------------------------------------------------
                                (IDENTIFIED COST $191,247,694 )(4)                                           224,940,008
                                OTHER ASSETS AND LIABILITIES - NET - (1.4)%                                  (3,184,807)
                                TOTAL NET ASSETS - 100%                                                $     221,755,201

====================================================================================================================================
        1  Non-income producing security.
        2  Certain shares are temporarily on loan to unaffiliated broker/dealers.
           As of July 31, 2005, securities subject to this type of arrangement and related collateral were as
           follows:
           Market Value                                                                                      Market
           of                                                                                                 Value
           Securities Loaned                                                                          of Collateral
           ---------------------------------------------------- ----------------------------------------------------
           ---------------------------------------------------- ----------------------------------------------------
           $3,591,217                                                                                    $3,770,413
           ---------------------------------------------------- ----------------------------------------------------
           ---------------------------------------------------------------------------------------------------------
        3  Affiliated company.
        4  The cost of investments for federal tax purposes was $191,247,694.
           The net unrealized appreciation of investments for federal tax purposes was $33,692,314. This consists of net unrealized
           appreciation from investments for those securities having an excess of value over cost of $34,994,666 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,302,352.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. U.S. government securities are generally valued at the mean of the lastest bid and asked prices as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").







FEDERATED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

      Shares or
      Principal
        Amount                                                                                                 Value

                             COMMON STOCKS--19.6%
                             Beverages--0.9%
      2,397,000              Kirin Brewery Co. Ltd.                                                    $     22,429,566
                             Containers & Packaging--0.4%
       259,582               Mayr-Melnhof Karton AG, ADR                                                     9,317,177
                             Diversified Telecommunication Services--0.5%
      3,614,100              Telstra Corp. Ltd.                                                              13,871,793
                             Food & Staples Retailing--0.3%
       350,800               Boots Group PLC, ADR                                                            7,384,340
                             Leisure Equipment & Products--0.3%
       252,900               Fuji Photo Film Co., ADR                                                        7,895,538
                             Metals & Mining--5.2%
       420,500               Anglo American PLC                                                              10,642,314
       674,100               Anglogold Ltd., ADR                                                             23,175,558
      1,642,589              Gold Fields Ltd., ADR                                                           17,723,535
      2,629,700              Harmony Gold Mining Co. Ltd., ADR                                               21,563,540
       353,900         (1)   Hecla Mining Co.                                                                1,468,685
      1,628,154        (1)   Kinross Gold Corp.                                                              9,052,536
       233,600               Newmont Mining Corp.                                                            8,771,680
      2,936,000              Placer Dome, Inc.                                                               40,722,320
                                  TOTAL                                                                     133,120,168
                             Oil Gas & Consumable Fuels--4.7%
       516,600               Husky Energy, Inc.                                                              22,317,559
       300,000               OMV AG, ADR                                                                     13,992,810
       513,600               Petro-Canada                                                                    36,936,570
       338,600         (1)   Royal Dutch Shell PLC, Class A, ADR                                             20,749,408
       465,300               Santos Ltd., ADR                                                                15,233,922
       478,600               Statoil ASA, ADR                                                                10,397,855
                                  TOTAL                                                                     119,628,124
                             Paper & Forest Products--0.2%
      3,234,450              Carter Holt Harvey Ltd.                                                         5,413,372
                             Pharmaceuticals--5.7%
      1,182,500              Astellas Pharma, Inc.                                                           38,496,331
       279,400               Ono Pharmaceutical Co. Ltd.                                                     13,345,590
      2,423,600              Sankyo Co. Ltd.                                                                 47,857,612
       516,000               Taisho Pharmaceutical Co.                                                       10,120,347
       499,100               Takeda Pharmaceutical Co. Ltd.                                                  25,526,573
      1,028,000              Tanabe Seiyaku Co. Ltd.                                                         9,665,074
                                  TOTAL                                                                     145,011,527
                             Real Estate--1.4%
      6,188,600              Investa Property Group                                                          9,323,306
      5,139,700              Mirvac Group                                                                    14,824,744
        2,500                NTT Urban Development                                                           10,495,886
                                  TOTAL                                                                      34,643,936
                                  TOTAL COMMON STOCKS (IDENTIFIED COST $429,885,858)                        498,715,541

                             CORPORATE BONDS--1.1%
                             Healthcare Providers & Services--0.7%
$     18,500,000             Tenet Healthcare Corp., 6.50%, 6/1/2012                                         17,713,750
                             Oil Gas & Consumable Fuels--0.4%
      8,800,000              Williams Cos., Inc., Note, 7.875%, 9/1/2021                                     10,230,000
                                  TOTAL CORPORATE BONDS (IDENTIFIED COST $23,740,250)                        27,943,750

                             GOVERNMENTS/AGENCIES--16.8%
      27,630,000             Bundesobligation, 3.25%, 4/9/2010                                               34,387,755
      29,600,000             Bundesschatzanweisungen, Note, 2.50%, 3/23/2007                                 36,050,031
    1,180,000,000            European Investment Bank, 2.125%, 9/20/2007                                     10,972,924
    4,600,000,000            Japan, Government of, 1/20/2006                                                 40,915,395
    4,600,000,000            Japan, Government of, 9/12/2005                                                 40,915,975
    3,250,000,000            Japan, Government of, Bond, .10%, 10/20/2006                                    28,930,652
    3,250,000,000            Japan, Government of, Bond, .10%, 12/20/2006                                    28,927,616
     467,500,000             Sweden, Government of, 0%, 9/20/2006                                            59,051,840
     240,000,000             Sweden, Government of, Bond, 4.00%, 12/1/2009                                   32,852,660
     301,000,000             Sweden, Government of, Bond, 5.00%, 1/28/2009                                   42,255,296
      18,850,000             U.K. Treasury, Bond, 4.75%, 6/7/2010                                            33,924,925
      21,800,000             U.K. Treasury, Gilt, 4.50%, 3/7/2007                                            38,531,556
                                  TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $447,586,860)                 427,716,625

                             PREFERRED STOCKS--2.4%
       508,000         (2)   Morgan Stanley & Co., Inc., PERCS, Series ABX, $.3354, Quarterly
                             Dividend                                                                        11,920,220
      1,585,000        (2)   Morgan Stanley & Co., Inc., PERCS, Series PDG, $.2700, Quarterly
                             Dividend                                                                        21,833,375
       734,272         (2)   Morgan Stanley & Co., Inc., PERCS, Series NEM, $.6472, Quarterly
                             Dividend                                                                        27,472,787
                                  TOTAL PREFERRED STOCKS (IDENTIFIED COST $62,498,999)                       61,226,382

                             U.S. TREASURY--40.1%
      60,000,000             United States Treasury Note, 1.50%, 3/31/2006                                   59,104,800
      65,000,000             United States Treasury Note, 1.625%, 10/31/2005                                 64,708,150
      60,000,000             United States Treasury Note, 1.875%, 11/30/2005                                 59,683,800
      65,000,000             United States Treasury Note, 1.875%, 12/31/2005                                 64,535,250
      60,000,000             United States Treasury Note, 2.25%, 4/30/2006                                   59,311,200
      60,000,000             United States Treasury Note, 2.375%, 8/15/2006                                  59,081,400
      40,000,000             United States Treasury Note, 2.50%, 5/31/2006                                   39,559,200
      65,000,000             United States Treasury Note, 2.75%, 6/30/2006                                   64,344,800
      55,500,000             United States Treasury Note, 3.00%, 11/15/2007                                  54,285,660
      65,000,000             United States Treasury Note, 3.00%, 12/31/2006                                  64,147,200
      57,000,000             United States Treasury Note, 3.375%, 2/15/2008                                  56,091,420
      75,000,000             United States Treasury Note, 3.50%, 5/31/2007                                   74,331,750
      56,200,000             United States Treasury Note, 3.625%, 1/15/2010                                  55,049,586
      75,000,000             United States Treasury Note, 3.625%, 4/30/2007                                  74,519,250
      59,000,000             United States Treasury Note, 4.00%, 2/15/2015                                   57,672,500
      57,000,000             United States Treasury Note, 4.00%, 3/15/2010                                   56,652,870
      55,500,000             United States Treasury Note, 4.25%, 11/15/2014                                  55,361,250
                                  TOTAL U.S. TREASURY (IDENTIFIED COST $1,018,585,777)                     1,018,440,086

                             PURCHASE PUT OPTIONS--1.5%
                             Computers & Peripherals--0.2%
        8,300                Dell, Inc., Expiration Date 11/21/2005                                          2,199,500
        15,000               Seagate Technology, Inc., Expiration Date 1/23/2006                             1,800,000
                                  TOTAL                                                                      3,999,500
                             Semiconductor Equipment & Products--0.0%
        10,000               Texas Instruments, Inc., Expiration Date 1/23/2006                              1,150,000
                             Specialty Retail--0.1%
        4,800                Best Buy Co., Inc., Expiration Date 1/23/2006                                   2,112,000
                             Unassigned-1.2%
        1,600                S&P 500 Index, Expiration Date 10/17/2005                                       10,560,000
        3,500                S&P 500 Index, Expiration Date 9/17/2005                                        19,355,000
                                  TOTAL                                                                      29,915,000
                                  TOTAL PURCHASE PUT OPTIONS (IDENTIFIED COST $62,300,380)                   37,176,500

                             REPURCHASE AGREEMENTS--17.7%
     199,977,000             Interest in $2,000,000,000 joint repurchase agreement with Deutsche
                             Bank Securities, Inc., 3.320%, dated 7/29/2005 to be repurchased at
                             $200,032,327 on 8/1/2005, collateralized by U.S. Government Agency
                             Obligations with various maturities to 8/1/2035, collateral market
                             value $2,049,630,426                                                           199,977,000
     250,000,000             Interest in $1,000,000,000 joint repurchase agreement with Goldman
                             Sachs & Co., 3.320%, dated 7/29/2005 to be repurchased at
                             $250,069,167 on 8/1/2005, collateralized by U.S. Government Agency
                             Obligations with various maturities to 7/1/2035, collateral market
                             value $1,028,633,415                                                           250,000,000
                                  TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                           449,977,000
                                  TOTAL INVESTMENTS -
                                  99.2%
                                   (IDENTIFIED COST $2,494,575,124)(3)                                     2,521,195,884
                                  OTHER ASSETS AND LIABILITIES - NET - 0.8%                                  19,093,518
                                  TOTAL NET ASSETS - 100%                                              $   2,540,289,402

    1      Non-income producing security.
    2      Denotes a restricted security, including securities purchased under
           Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's
           Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $61,226,382 which represents 2.4% of total net assets.
           ========================================================================================================

           Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees , held at July 31, 2005, is as follows:

                                                           Security
           --------------------------------------------------------------------------------------------------------

                                                       Acquisition Date

                                                       Acquisition Cost
 -------------------------------------------------------------------------------------------------------------------

           --------------------------------------------------------------------------------------------------------
                Morgan Stanley & Co., Inc., PERCS

 ----------------------------------------------------------------
                            4/14/2005

                           $ 11,499,545

 ----------------------------------------------------------------
                Morgan Stanley & Co., Inc., PERCS

 ----------------------------------------------------------------
                            4/15/2005

                           $ 22,999,460

 ----------------------------------------------------------------
                Morgan Stanley & Co., Inc., PERCS

 ----------------------------------------------------------------
                             5/4/2005

                           $ 27,999,994

 ----------------------------------------------------------------


     -------------------------------------------------------------------------------------------------------------------
     3 At July 31, 2005,  the cost of  investments  for federal tax purposes was
     $2,492,903,780.  The net unrealized appreciation of investments for federal tax purposes,  excluding any unrealized appreciation resulting from changes in foreign currency  exchange rates, was $28,292,104.  This consists of net unrealized  appreciation  from investments for those  securities  having an excess of value over cost of $93,525,942  and net  unrealized  depreciation from investments for those  securities  having an excess of cost over value of $65,233,838.

Note:    The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronyms are used throughout this portfolio:

ADR               --American Depositary Receipt
PERCS             --Preferred Equity Redemption Cumulative Stock







FEDERATED MID CAP GROWTH STRATEGIES FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

        Shares                                                                                                  Value

                             COMMON STOCKS--100.1%
                             Consumer Discretionary--23.9%
        90,900               Abercrombie & Fitch Co., Class A                                          $      6,549,345
       212,800               American Eagle Outfitters, Inc.                                                  7,011,760
        95,100               Boyd Gaming Corp.                                                                4,987,044
       121,200       (1,2)   Chicos Fas, Inc.                                                                 4,861,332
        92,300        (1)    Choice Hotels International, Inc.                                                6,121,336
       174,800        (2)    Coach, Inc.                                                                      6,137,228
       139,533               D. R. Horton, Inc.                                                               5,732,015
       170,400               Darden Restaurants, Inc.                                                         5,912,880
        79,300        (1)    Fortune Brands, Inc.                                                             7,497,815
        58,600       (1,2)   Getty Images, Inc.                                                               4,731,950
        84,700               Harrah's Entertainment, Inc.                                                     6,669,278
       137,400               Harte-Hanks                                                                      3,737,280
       198,300               Hilton Hotels Corp.                                                              4,907,925
        74,500               KB HOME                                                                          6,102,295
        92,200               Lennar Corp., Class A                                                            6,202,294
       149,500       (1,2)   MGM Mirage                                                                       6,794,775
        79,100        (1)    Marriott International, Inc., Class A                                            5,415,977
       167,500        (2)    Mens Wearhouse, Inc.                                                             6,023,300
       127,400               Michaels Stores, Inc.                                                            5,223,400
       174,100               Nordstrom, Inc.                                                                  6,443,441
       179,200        (2)    O'Reilly Automotive, Inc.                                                        5,780,992
       632,500       (1,2)   Sirius Satellite Radio, Inc.                                                     4,313,650
        81,400               Starwood Hotels & Resorts Worldwide, Inc.                                        5,154,248
        92,600        (1)    Station Casinos, Inc.                                                            6,801,470
       105,600       (1,2)   Toll Brothers, Inc.                                                              5,852,352
       112,400       (1,2)   Urban Outfitters, Inc.                                                           6,823,804
       115,200       (1,2)   WCI Communities, Inc.                                                            3,912,192
       200,800               Wolverine World Wide, Inc.                                                       4,417,600
       243,400       (1,2)   XM Satellite Radio Holdings, Inc., Class A                                       8,672,342
        97,900        (1)    Yum! Brands, Inc.                                                                5,125,065
                                 TOTAL                                                                       173,916,385
                             Consumer Staples--1.1%
       149,000        (2)    Constellation Brands, Inc., Class A                                              4,082,600
        44,800        (1)    Reynolds American, Inc.                                                          3,732,288
                                 TOTAL                                                                        7,814,888
                             Energy--10.9 %
        70,000        (1)    Baker Hughes, Inc.                                                               3,957,800
        75,100               CONSOL Energy, Inc.                                                              5,058,736
       204,100               Chesapeake Energy Corp.                                                          5,329,051
       117,800        (2)    Denbury Resources, Inc.                                                          5,513,040
        75,500               EOG Resources, Inc.                                                              4,613,050
       128,000        (2)    Grant Prideco, Inc.                                                              4,108,800
        81,700        (1)    Helmerich & Payne, Inc.                                                          4,666,704
        75,200        (1)    Noble Energy, Inc.                                                               6,204,752
       123,800               Patterson-UTI Energy, Inc.                                                       4,064,354
        75,900               Peabody Energy Corp.                                                             4,989,666
       117,950       (1,2)   Quicksilver Resources, Inc.                                                      4,996,362
       112,100        (2)    Southwestern Energy Co.                                                          6,177,831
        89,800               Suncor Energy, Inc.                                                              4,391,220
       120,800        (1)    Tesoro Petroleum Corp.                                                           5,824,976
       136,200       (1,2)   Ultra Petroleum Corp.                                                            5,164,704
        54,400               Valero Energy Corp.                                                              4,503,232
                                 TOTAL                                                                       79,564,278
                             Financials--9.5%
        79,200               Ace Ltd.                                                                         3,659,832
        85,400       (1,2)   Affiliated Managers Group                                                        6,089,020
        43,800               Bear Stearns Cos., Inc.                                                          4,472,418
        87,400               CBL & Associates Properties, Inc.                                                4,009,912
        18,500        (1)    Chicago Mercantile Exchange Holdings, Inc.                                       5,569,425
        67,000        (1)    Chubb Corp.                                                                      5,950,940
        50,100               City National Corp.                                                              3,660,807
        73,450               Legg Mason, Inc.                                                                 7,502,918
        60,900               Mills Corp.                                                                      3,962,154
       139,000               Moody's Corp.                                                                    6,576,090
        65,100               Regency Centers Corp.                                                            4,016,670
        47,500               St. Joe Co.                                                                      3,866,025
        90,000               T. Rowe Price Group, Inc.                                                        5,971,500
        43,400               Vornado Realty Trust                                                             3,846,976
                                 TOTAL                                                                       69,154,687
                             Healthcare--15.5%
        55,400               CIGNA Corp.                                                                      5,913,950
       173,700        (2)    Caremark Rx, Inc.                                                                7,743,546
        77,900       (1,2)   Cerner Corp.                                                                     5,875,218
       159,600       (1,2)   Covance, Inc.                                                                    7,908,180
        85,900        (2)    Coventry Health Care, Inc.                                                       6,075,707
       197,550        (2)    DaVita, Inc.                                                                     9,332,262
       101,600        (2)    Exelixis, Inc.                                                                    900,176
        87,700       (1,2)   Genzyme Corp.                                                                    6,525,757
       115,000        (2)    Gilead Sciences, Inc.                                                            5,153,150
       147,900               Health Management Association, Class A                                           3,520,020
       107,700        (2)    Henry Schein, Inc.                                                               4,649,409
       113,300       (1,2)   LifePoint Hospitals, Inc.                                                        5,297,908
        99,200               Manor Care, Inc.                                                                 3,765,632
       107,200               McKesson HBOC, Inc.                                                              4,824,000
        65,200       (1,2)   Medco Health Solutions, Inc.                                                     3,158,288
       177,500        (2)    Medimmune, Inc.                                                                  5,042,775
        95,500        (2)    PacifiCare Health Systems, Inc.                                                  7,277,100
       197,100       (1,2)   Protein Design Laboratories, Inc.                                                4,491,909
        73,400               Quest Diagnostic, Inc.                                                           3,768,356
        85,500        (2)    Sierra Health Services, Inc.                                                     5,766,120
       118,900        (2)    St. Jude Medical, Inc.                                                           5,637,049
                                 TOTAL                                                                       112,626,512
                             Industrials--9.7%
       141,300               AMETEK, Inc.                                                                     5,821,560
        89,300               Alexander and Baldwin, Inc.                                                      4,775,764
        53,300       (1,2)   Alliant Techsystems, Inc.                                                        3,890,900
       107,200        (2)    Ceradyne, Inc.                                                                   3,416,464
        78,400               Corporate Executive Board Co.                                                    6,325,312
        68,800        (1)    Expeditors International Washington, Inc.                                        3,787,440
       142,000        (1)    GATX Corp.                                                                       5,367,600
        67,400               HNI Corp.                                                                        3,919,310
       210,250               Joy Global, Inc.                                                                 8,634,968
        69,200               L-3 Communications Holdings, Inc.                                                5,413,516
       137,200        (1)    Pentair, Inc.                                                                    5,511,324
        63,600               Precision Castparts Corp.                                                        5,722,728
        83,100               Rockwell Collins                                                                 4,055,280
        59,400        (1)    UTI Worldwide, Inc.                                                              4,238,784
                                 TOTAL                                                                       70,880,950
                             Information Technology--20.2%
       251,100        (2)    ADC Telecommunications, Inc.                                                     6,563,754
      1,360,900       (1)    ARM Holdings PLC, ADR                                                            8,641,715
       305,500       (1,2)   ASM Lithography Holding NV                                                       5,376,800
       315,700        (2)    ATI Technologies, Inc.                                                           3,974,663
       273,866        (2)    Activision, Inc.                                                                 5,570,434
       176,800        (2)    Amdocs Ltd.                                                                      5,249,192
        76,600       (1,2)   Anixter International, Inc.                                                      3,183,496
       153,600       (1,2)   Ansys, Inc.                                                                      5,584,896
       119,500        (2)    Anteon International Corp.                                                       5,610,525
       103,900       (1,2)   Autodesk, Inc.                                                                   3,552,341
       132,700       (1,2)   Cognizant Technology Solutions Corp.                                             6,512,916
       229,600        (2)    Comverse Technology, Inc.                                                        5,806,584
       190,500       (1,2)   Cymer, Inc.                                                                      6,610,350
       104,100       (1,2)   F5 Networks, Inc.                                                                4,390,938
       140,000       (1,2)   FLIR Systems, Inc.                                                               4,604,600
       153,800        (2)    Jabil Circuit, Inc.                                                              4,797,022
       224,000       (1,2)   Juniper Networks, Inc.                                                           5,373,760
       112,900        (1)    KLA-Tencor Corp.                                                                 5,836,930
       233,400        (2)    Lam Research Corp.                                                               6,640,230
       102,900               Linear Technology Corp.                                                          3,998,694
        92,700        (2)    Macromedia, Inc.                                                                 3,721,905
       130,700        (1)    Maxim Integrated Products, Inc.                                                  5,472,409
       150,400        (2)    McAfee, Inc.                                                                     4,722,560
       113,200        (2)    NCR Corp.                                                                        3,929,172
      1,116,200       (2)    ON Semiconductor Corp.                                                           6,418,150
       172,000        (2)    Sybase, Inc.                                                                     3,660,160
       166,700        (2)    Verisign, Inc.                                                                   4,385,877
       402,300       (1,2)   Wind River Systems, Inc.                                                         6,875,307
                                 TOTAL                                                                       147,065,380
                             Materials--2.6%
       400,100        (2)    AK Steel Holding Corp.                                                           3,688,922
        78,300               Monsanto Co.                                                                     5,275,071
        96,500               Potash Corporation of Saskatchewan, Inc.                                        10,283,040
                                 TOTAL                                                                       19,247,033
                             Telecommunication Services--3.6%
       324,100       (1,2)   Alamosa Holdings, Inc.                                                           5,205,046
       293,400       (1,2)   American Tower Systems Corp.                                                     6,742,332
       114,500       (1,2)   NII Holdings, Inc.                                                               8,523,380
       217,500        (2)    NeuStar, Inc., Class A                                                           6,090,000
                                 TOTAL                                                                       26,560,758
                             Utilities--3.1%
       379,200        (2)    AES Corp.                                                                        6,086,160
        79,300               Constellation Energy Group                                                       4,774,653
       140,600               Edison International                                                             5,747,728
       464,900       (1,2)   Sierra Pacific Resources                                                         6,034,402
                                 TOTAL                                                                       22,642,943
                                 TOTAL COMMON STOCKS
                             ----------------------------------------------------------------------
                                 (IDENTIFIED COST $581,061,023)                                              729,473,814

                             REPURCHASE AGREEMENTS--9.3%
      2,166,000              Interest in $2,000,000,000 joint repurchase agreement with Deutsche
                             Bank Securities, Inc., 3.32%, dated 7/29/2005 to be repurchased at
                             $2,166,599 on 8/1/2005, collateralized by U.S. Government Agency
                             Obligations with various maturities to 8/1/2035, collateral market
                             value $2,049,630,426                                                             2,166,000
      65,433,000             Interest in $3,500,000,000 joint repurchase agreement with Barclays
                             Capital, Inc., 3.32%, dated 7/29/2005 to be repurchased at
                             $65,451,103 on 8/1/2005, collateralized by U.S. Government Agency
                             Obligations with various maturities to 7/15/2032 collateral market
                             value $3,570,988,296 (held as collateral for securities lending)                65,433,000
                                 TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                             67,599,000
                                 TOTAL INVESTMENTS -109.4%
                             ======================================================================
                                 (IDENTIFIED COST $648,660,023)(3)                                           797,072,814
                                 OTHER ASSETS AND LIABILITIES - NET -  (9.4)%                               (68,573,064)
                                 TOTAL NET ASSETS - 100%                                               $     728,499,750

====================================================================================================================================

        1  Certain or all shares are temporarily on loan to unaffiliated brokers/dealers. As of July 31, 2005, securities subject to this type of arrangement and related collateral were as follows:
           Market Value of Securities Loaned                         Market Value of Collateral
           --------------------------------------------------------- -----------------------------------------------
           --------------------------------------------------------- -----------------------------------------------
           $63,075,554                                               $65,433,000
           --------------------------------------------------------- -----------------------------------------------
        2  Non-income producing security.
        3  The cost of investments for federal tax purposes amounts to
           $583,227,023. The net unrealized appreciation of investments for federal tax purposes was $148,412,749. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $153,222,827 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,810,078.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.



Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronym is used throughout this portfolio:

ADR               --American Depositary Receipt








FEDERATED STRATEGIC VALUE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

     Shares or Principal
           Amount                                                                                                         Value

                                       COMMON STOCKS--96.6%
                                       Consumer Staples--18.7%
           34,509                      Albertsons, Inc.                                                           $      735,387
           40,704                      Boots Group PLC, ADR                                                              856,819
           35,774                      British American Tobacco PLC, ADR                                                1,428,814
           40,012                      ConAgra, Inc.                                                                     908,673
           27,200                      Diageo PLC, ADR                                                                  1,514,224
           46,722                      Loews Corp.                                                                      1,818,888
           19,983                      Reynolds American, Inc.                                                          1,664,784
           208,300                     Scottish & Newcastle PLC                                                         1,677,642
           22,387                      UST, Inc.                                                                        1,030,250
           40,224                      Unilever PLC, ADR                                                                1,569,943
                                            TOTAL                                                                       13,205,424
                                       Energy--1.9%
           21,525              (1)     Royal Dutch Shell PLC, Class A, ADR                                              1,319,052
                                       Financials--39.5%
           24,157                      Arden Realty Group, Inc.                                                          964,589
           219,500                     Barclays PLC                                                                     2,148,806
           16,410                      CarrAmerica Realty Corp.                                                          637,364
           23,796                      Colonial Properties Trust                                                        1,128,406
           29,402                      Duke Realty Corp.                                                                 998,492
           43,240                      Equity Office Properties Trust                                                   1,532,858
           27,885                      First Industrial Realty Trust                                                    1,151,093
           103,864                     HRPT Properties Trust                                                            1,338,807
           45,584                      Health Care Property Investors, Inc.                                             1,269,970
           29,807                      Health Care REIT, Inc.                                                           1,165,454
           20,291                      Healthcare Realty Trust, Inc.                                                     829,090
           25,927                      Heritage Property Investment                                                      964,484
           20,223                      Hospitality Properties Trust                                                      897,901
           53,600                      ING Groep NV, ADR                                                                1,620,864
           22,722                      Liberty Property Trust                                                           1,019,763
           207,700                     Lloyds TSB Group PLC                                                             1,759,507
           41,576                      National City Corp.                                                              1,534,570
           32,807                      Nationwide Health Properties, Inc.                                                822,800
           33,950                      New York Community Bancorp, Inc.                                                  623,322
           27,267                      PNC Financial Services Group                                                     1,494,777
           44,534                      Senior Housing Properties Trust                                                   878,210
           28,200                      U.S. Bancorp                                                                      847,692
           42,583                      Washington Mutual Bank FA                                                        1,808,926
            6,737                      XL Capital Ltd., Class A                                                          483,851
                                            TOTAL                                                                       27,921,596
                                       Industrials--0.9%
           61,125                      BAA PLC, ADR                                                                      660,150
                                       Materials--4.5%
           20,679                      Akzo Nobel NV, ADR                                                                850,527
           66,233                      Packaging Corp. of America                                                       1,407,451
           50,048                      UPM - Kymmene Oyj, ADR                                                            970,931
                                            TOTAL                                                                       3,228,909
                                       Telecommunication Services--8.0%
           71,899                      BCE, Inc.                                                                        1,737,080
           76,600                      BellSouth Corp.                                                                  2,114,160
           73,200                      SBC Communications, Inc.                                                         1,789,740
                                            TOTAL                                                                       5,640,980
                                       Utilities--23.1%
           20,891                      Ameren Corp.                                                                     1,161,957
           18,149                      Cinergy Corp.                                                                     801,278
           13,238                      Consolidated Edison Co.                                                           637,542
           11,785                      Dominion Resources, Inc.                                                          870,440
           23,422                      KeySpan Corp.                                                                     953,041
           28,091                      NICOR, Inc.                                                                      1,146,675
           48,374                      NiSource, Inc.                                                                   1,175,005
           29,960                      OGE Energy Corp.                                                                  910,185
           20,467                      Peoples Energy Corp.                                                              883,151
           37,958                      Pepco Holdings, Inc.                                                              906,058
           24,832                      Pinnacle West Capital Corp.                                                      1,137,306
           24,400                      Progress Energy, Inc.                                                            1,088,484
           41,242                      Scottish Power PLC, ADR                                                          1,457,492
           17,538                      Southern Co.                                                                      613,655
           77,885                      United Utilities PLC, ADR                                                        1,783,567
           41,510                      Xcel Energy, Inc.                                                                 805,709
                                            TOTAL                                                                       16,331,545
                                            TOTAL COMMON STOCKS (IDENTIFIED COST $66,368,047)                           68,307,656

                                       REPURCHASE AGREEMENTS--5.5%
$         1,857,000                    Interest in $2,000,000,000 joint repurchase agreement with Deutsche
                                       Bank Securities, Inc., 3.320%, dated 7/29/2005 to be repurchased at
                                       $1,857,514 on 8/1/2005, collateralized by U.S. Government Agency
                                       Obligations with various maturities to 8/1/2035, collateral market
                                       value $2,049,630,426                                                             1,857,000
          2,000,000                    Interest in $1,000,000,000 joint repurchase agreement with Goldman
                                       Sachs & Co., 3.320%, dated 7/29/2005 to be repurchased at $2,000,553 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2035, collateral market value
                                       $1,028,633,415                                                                   2,000,000
                                            TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                             3,857,000
                                            TOTAL INVESTMENTS -
                                            102.1%
                                             (IDENTIFIED COST $70,225,047)(2)                                           72,164,656
                                            OTHER ASSETS AND LIABILITIES - NET - (2.1)%                                (1,466,228)
                                            TOTAL NET ASSETS - 100%                                               $     70,698,428

   1      Non-income producing security.
   2      At July 31, 2005, the cost of investments for federal tax purposes was
          $70,225,047. The net unrealized appreciation of investments for federal tax purposes was $1,939,609. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,422,285 and net unrealized depreciation from investments for those securities having an excess of cost over value of $482,676.

====================================================================================================================================
Note:    The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:

ADR               --American Depositary Receipt
REIT              --Real Estate Investment Trust









FEDERATED TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

      Shares or
      Principal
       Amount                                                                                                   Value

                         COMMON STOCKS--100.1%
                         Consumer Discretionary--2.6%
       37,200      (1)    eBay, Inc.                                                                   $      1,554,216
       13,000      (2)   Sony Corp., ADR                                                                       422,630
       17,000    (1,)(2)  XM Satellite Radio Holdings, Inc., Class A                                           605,710
                              TOTAL                                                                           2,582,556
                         Healthcare--5.0%
       64,700    (1,)(2)  Exelixis, Inc.                                                                       573,242
       22,100            Medtronic, Inc.                                                                      1,192,074
       21,300      (2)   Novartis AG, ADR                                                                     1,037,523
        3,900            Roche Holding AG                                                                      530,270
       10,900            Schering AG, ADR                                                                      686,918
       44,800            Schering Plough Corp.                                                                 932,736
                              TOTAL                                                                           4,952,763
                         Information Technology--92.5%
       297,200     (2)   ARM Holdings PLC, ADR                                                                1,887,220
       85,500      (1)    ASE Test Ltd.                                                                        594,225
       70,900    (1,)(2)  ASM Lithography Holding NV                                                          1,247,840
       95,500    (1,)(2)  ATI Technologies, Inc.                                                              1,202,345
       66,700    (1,)(2)  Accenture Ltd.                                                                      1,670,168
       26,300      (2)   Adobe Systems, Inc.                                                                   779,532
       45,000      (1)    Advanced Energy Industries, Inc.                                                     432,000
       68,600      (2)   Advantest Corp., ADR                                                                 1,361,024
       109,000   (1,)(2)  Agere Systems, Inc.                                                                 1,219,710
       61,500      (1)    Altera Corp.                                                                        1,345,005
       72,700    (1,)(2)  Amdocs Ltd.                                                                         2,158,463
       49,200            Analog Devices, Inc.                                                                 1,928,640
       13,700      (1)    Anteon International Corp.                                                           643,215
       11,500      (1)    Apple Computer, Inc.                                                                 490,475
       149,300     (2)   Applied Materials, Inc.                                                              2,756,078
       11,100      (1)    Atos SA                                                                              792,015
       117,100   (1,)(2)  Avaya, Inc.                                                                         1,209,643
       52,500      (1)    BMC Software, Inc.                                                                  1,002,225
       25,200    (1,)(2)  Business Objects SA, ADR                                                             831,852
       163,400   (1,)(2)  Cadence Design Systems, Inc.                                                        2,629,106
       140,700   (1,)(2)  Celestica, Inc.                                                                     1,639,155
       80,800    (1,)(2)  Check Point Software Technologies Ltd.                                              1,820,424
       148,700     (1)    Cisco Systems, Inc.                                                                 2,847,605
       27,500      (1)    Cognizant Technology Solutions Corp.                                                1,349,700
       48,500    (1,)(2)  Cognos, Inc.                                                                        1,897,320
       23,664      (2)   Computer Associates International, Inc.                                               649,577
       39,300      (1)    Comverse Technology, Inc.                                                            993,897
       34,500    (1,)(2)  Cymer, Inc.                                                                         1,197,150
       86,400      (1)    Dell, Inc.                                                                          3,496,608
       56,200      (1)    Dolby Laboratories, Class A                                                         1,069,486
       133,100     (1)   EMC Corp. Mass                                                                       1,822,139
       21,000            IBM Corp.                                                                            1,752,660
       96,600            Intel Corp.                                                                          2,621,724
       58,200      (1)    Interwoven, Inc.                                                                     460,944
       42,100    (1,)(2)  Jabil Circuit, Inc.                                                                 1,313,099
       76,200    (1,)(2)  Juniper Networks, Inc.                                                              1,828,038
       40,970      (2)   KLA-Tencor Corp.                                                                     2,118,149
       30,400    (1,)(2)  Kanbay International, Inc.                                                           673,664
       77,900    (1,)(2)  LTX Corp.                                                                            514,919
       62,300      (1)    Lam Research Corp.                                                                  1,772,435
       18,400      (1)    Lexmark International Group, Class A                                                1,153,680
       51,900      (2)   Linear Technology Corp.                                                              2,016,834
       23,400      (1)    MEMC Electronic Materials                                                            397,566
       42,400      (2)   Maxim Integrated Products, Inc.                                                      1,775,288
       36,000      (1)    McAfee, Inc.                                                                        1,130,400
       106,580           Microsoft Corp.                                                                      2,729,514
       167,600           Motorola, Inc.                                                                       3,549,768
       74,400            Nokia Oyj, Class A, ADR                                                              1,186,680
       170,200     (1)    Oracle Corp.                                                                        2,311,316
       60,500      (2)   Paychex, Inc.                                                                        2,112,055
       11,400            Qualcomm, Inc.                                                                        450,186
       14,300    (1,)(2)  Research in Motion Ltd.                                                             1,010,438
       32,200      (2)   SAP AG, ADR                                                                          1,378,804
       50,000      (1)    SSA Global Technologies, Inc.                                                        657,500
       40,000      (2)   STMicroelectronics NV                                                                 690,000
       24,900    (1,)(2)  Salesforce.com Inc.                                                                  586,395
       43,700            Scientific-Atlanta, Inc.                                                             1,682,450
       157,900           Siebel Systems, Inc.                                                                 1,326,360
       29,500    (1,)(2)  Sigmatel Inc.                                                                        590,885
       65,882      (1)    Symantec Corp.                                                                      1,447,428
       91,388            Taiwan Semiconductor Manufacturing Co., ADR                                           785,023
       201,600     (1)    Unisys Corp.                                                                        1,304,352
       68,200            Xilinx, Inc.                                                                         1,933,470
       59,800    (1,)(2)  Yahoo, Inc.                                                                         1,993,732
                              TOTAL                                                                           92,219,598
                              TOTAL COMMON STOCKS (IDENTIFIED COST $83,954,467)                               99,754,917

                         MUTUAL FUND--19.3%
     19,281,040    (3)   Prime Value Obligations Fund, IS Shares (at net asset value) (held as
                         collateral for securities lending)                                                   19,281,040

                         REPURCHASE AGREEMENT--0.6%
       615,000           Interest in $2,000,000,000 joint repurchase agreement with Deutsche
                         Bank Securities, Inc., 3.320%, dated 7/29/2005, to be repurchased at
                         $615,170 on 8/1/2005, collateralized by U.S. Government Agency
                         Obligations with various maturities to 8/1/2035, collateral market
                         value $2,049,630,426 (AT AMORTIZED COST)                                              615,000
                              TOTAL INVESTMENTS--120.0%
                         ========================================================================
                              (IDENTIFIED COST $103,850,507)(4)                                              119,650,957
                              OTHER ASSETS AND LIABILITIES - (20.0)%                                         (19,934,601)
                              TOTAL NET ASSETS -100%                                                   $      99,716,356

====================================================================================================================================

        1  Non-income producing security.
        2  Certain or all shares are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2005, securities subject to this type of arrangement and related collateral were as follows:
           Market Value of Securities Loaned                         Market Value of Collateral
           --------------------------------------------------------- -----------------------------------------------
           --------------------------------------------------------- -----------------------------------------------
           $18,819,239                                               $19,281,040
           --------------------------------------------------------- -----------------------------------------------
        3  Affiliated company.
        4  At July 31, 2005, the cost of investments for federal tax purposes amounts to $103,850,507. The net unrealized appreciation of investments for federal tax purposes was $15,800,450. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,721,530 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,921,080.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

ADR               --American Depositary Receipt










Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Equity Funds

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              September 14, 2005


By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005